UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-09081

Morgan Stanley International Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	October 31, 2009

Date of reporting period:	October 31, 2009

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley International Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended October 31, 2009

Total Return for the 12 Months Ended October 31, 2009
Class A	Class B	Class C	Class I	Class R	Class W	Morgan Stanley Capital International (MSCI) EAFE Index	Lipper International Large-Cap Core Funds Index[2]
21.85%	20.89%	20.97%	22.19%	21.57%	21.77%	27.71%	23.21%

The performance of the Fund's six share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

International markets, as represented by the MSCI EAFE Index, were up 27.71 percent for the 12 month period ended October 31, 2009. Regionally, Asia ex-Japan rose 65.1 percent, Europe was up 27.5 percent, and Japan lagged with a gain of 13.8 percent. (All returns are in U.S. dollars.)

In the first four months of the period, markets continued their downward slide driven by fears of deepening global recession. But in early March, a change in the rate of decline in some economic measures, new interventions announced by the U.S. Treasury and Federal Reserve, and extremely oversold conditions sparked a rally in markets worldwide that continued through September.

In spite of the October equity market pullback, we continue to believe that a significant global economic recovery has begun and will continue into the beginning of 2010. Global manufacturing PMI rose to 54.4, suggesting output is increasing. Typically, employment growth has followed. While the U.S. household employment survey remains very weak, virtually every other U.S. employment indicator has improved somewhat (including manufacturing workweek, unemployment claims, and temporary employment). The rate of job loss in the U.S. was exceptionally severe in this downturn, and job growth remains a structural concern, but given the firmer tone of corporate profitability and balance sheets, we think there is pent-up demand for labor in the U.S. Elsewhere, employment has recently increased in Japan, Germany, Australia, Sweden, Brazil and China.

In case the spark of economic recovery has not yet started a fire, governments globally continue to stimulate. The G-20 agreed in early November to maintain measures to boost economic growth, the Obama administration extended U.S. unemployment benefits and home buyer tax credits, the U.K. expanded quantitative easing, and global short-term interest rates have hit new lows below 2 percent. For our relatively rosy scenario to play out, we believe it is vital that U.S. housing continues to make a bottom. U.S. housing assets are still important to bank balance sheet health (especially in the face of weak commercial real estate) and to U.S. consumer wealth, confidence, and spending. The Case Shiller housing price index has continued to improve, albeit very marginally, an important offset to high housing supply and a large pipeline of possible foreclosures. Third quarter corporate earnings were generally encouraging, but CEOs appear to remain skittish about the economy, pricing power, and unresolved systemic issues, such as government tax policy, financial regulation, the commercial real estate overhang, and the availability and cost of capital. With regard to the latter, recent surveys in the U.S. and Europe have shown increasing bank willingness to lend, and the U.S. business community was pleasantly surprised in the first week of November, when President Obama signed a bill cutting taxes for business. Additionally, in spite of continued worries, corporate mergers and acquisitions, initial public offerings, and buyouts (e.g. Warren Buffett's recent acquisition of Burlington Northern) have picked up around the world.

We are optimistic on short-term global economic growth and non-financial earnings, but not complacent. Risks are still high — including the pending rollovers of commercial real estate and bank debt, the eventual removal of government liquidity measures in the U.S., U.K. and Europe, the U.S. consumer response to muted job and income growth, and the many pending government policies regarding U.S. health care, global carbon emissions, and financial regulation. This is some wall of worry.

We believe investor sentiment appears relatively neutral going into the last six to seven weeks of the year. In the short term, the market was a bit overbought going into September, but now it is edging toward oversold, in our view. Nervousness going into year-end may well encourage investors to remain on the sidelines, unless volatility picks up significantly and forces their hand.

Performance Analysis

All share classes of Morgan Stanley International Fund underperformed the MSCI EAFE Index (the "Index") and the Lipper International Large-Cap Core Funds Index for the 12 months ended October 31, 2009, assuming no deduction of applicable sales charges.

An underweight to financials was among the chief detractors from performance relative to the Index during the period. Although the underweight position had served the Fund well in late 2008 and early 2009, the financial sector has rallied since the market bottom in mid-March. The portfolio's overweight to Japan for most of the reporting period also hampered relative performance, as equities there lagged those of other regions. However, the overweight was reduced in the latter months of the period.

Conversely, the Fund benefited from its emerging markets exposure, as well as overweight allocations to Asian markets, notably Hong Kong and Singapore.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 10/31/09
Nestle SA	1.9%
BP PLC	1.8
HSBC Holdings PLC	1.8
BHP Billiton Ltd.	1.8
Banco Santander SA	1.4
Vodafone Group PLC	1.1
Royal Dutch Shell PLC (Class A)	1.0
Toyota Motor Corp.	1.0
Total SA	1.0
Novartis AG (Registered Shares)	0.9
TOP FIVE COUNTRIES as of 10/31/09
Japan	18.7%
United Kingdom	16.8
Switzerland	7.5
France	6.4
Germany	4.7

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five countries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 65 percent of its assets in a diversified portfolio of international common stocks and other equity securities. The Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., uses a "top-down" approach that emphasizes country and sector selection and weightings over individual stock selection. The Fund may also use derivative instruments as discussed in the Fund's prospectus. These derivative instruments will be counted toward the 65 percent policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of $10,000 Investment—Class B
Over 10 Years

Average Annual Total Returns—Period Ended October 31, 2009
Symbol	Class A Shares* (since 06/28/99) INLAX	Class B Shares** (since 06/28/99) INLBX	Class C Shares† (since 06/28/99) INLCX	Class I Shares†† (since 06/28/99) INLDX	Class R Shares# (since 03/31/08) INLRX	Class W Shares## (since 03/31/08) INLWX
1 Year	21.85%[3] 15.45 [4]	20.89%[3] 15.89 [4]	20.97%[3] 19.97 [4]	22.19%[3] —	21.57%[3] —	21.77%[3] —
5 Years	5.59 [3] 4.46 [4]	4.78 [3] 4.45 [4]	4.79 [3] 4.79 [4]	5.84 [3] —	— —	— —
10 Years	2.22 [3] 1.67 [4]	1.55 [3] 1.55 [4]	1.44 [3] 1.44 [4]	2.44 [3] —	— —	— —
Since Inception	2.70 [3] 2.16 [4]	2.06 [3] 2.06 [4]	1.92 [3] 1.92 [4]	2.91 [3] —	–13.33 [3] —	–13.19 [3] —

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance for Class A, Class B, Class C, Class I, Class R, and Class W shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

#  Class R has no sales charge.

##  Class W has no sales charge.

(1)  The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the international equity market performance of developed markets, excluding the US & Canada. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI EAFE Index currently consists of 21 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper International Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Large-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper International Large-Cap Core Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on October 31, 2009.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 05/01/09 – 10/31/09.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	05/01/09	10/31/09	05/01/09 – 10/31/09
Class A
Actual (28.20% return)	$1,000.00	$1,282.00	$9.09
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.24	$8.03
Class B
Actual (27.70% return)	$1,000.00	$1,277.00	$13.37
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.46	$11.82
Class C
Actual (27.69% return)	$1,000.00	$1,276.90	$13.37
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.46	$11.82
Class I
Actual (28.38% return)	$1,000.00	$1,283.80	$7.66
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.50	$6.77
Class R
Actual (28.07% return)	$1,000.00	$1,280.70	$10.52
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.98	$9.30
Class W
Actual (28.12% return)	$1,000.00	$1,281.20	$9.66
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.74	$8.54

  @  Expenses are equal to the Fund's annualized expense ratios of 1.58%, 2.33%, 2.33%, 1.33%, 1.83% and 1.68% for Class A, Class B, Class C, Class I, Class R, and Class W shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator (as defined herein) under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2008, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds advised by the Adviser and compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the management fee and total expense ratio were lower than the peer group average. After discussion, the Board concluded that the Fund's management fee, total expense ratio and performance were competitive with the peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2009

NUMBER OF SHARES		VALUE
	Common Stocks (84.7%)
	Australia (a)(4.4%)
	Air Freight & Logistics
2,988	Toll Holdings Ltd.	$22,921
	Beverages
4,222	Coca-Cola Amatil Ltd.	40,047
15,985	Foster's Group Ltd.	77,876
		117,923
	Biotechnology
2,230	CSL Ltd.	62,690
	Capital Markets
1,577	Macquarie Group Ltd.	68,503
	Chemicals
40,755	Incitec Pivot Ltd.	94,688
3,384	Nufarm Ltd. (b)	34,608
8,586	Orica Ltd.	182,456
		311,752
	Commercial Banks
37,559	Australia & New Zealand Banking Group Ltd.	763,947
1,935	Commonwealth Bank of Australia	89,076
2,591	National Australia Bank Ltd.	68,056
2,713	Westpac Banking Corp. (b)	63,177
		984,256
	Commercial Services & Supplies
7,698	Brambles Ltd.	48,178
	Construction & Engineering
1,853	Leighton Holdings Ltd.	58,462
	Construction Materials
10,539	Boral Ltd.	53,632
	Containers & Packaging
20,438	Amcor Ltd.	105,034
	Diversified Telecommunication Services
16,799	Telstra Corp. Ltd.	50,047

NUMBER OF SHARES		VALUE
	Food & Staples Retailing
3,197	Wesfarmers Ltd.	$78,769
1,232	Wesfarmers Ltd. (PPS)	30,860
7,609	Woolworths Ltd.	194,622
		304,251
	Health Care Providers & Services
1,133	Sonic Healthcare Ltd.	14,029
	Hotels, Restaurants & Leisure
3,127	TABCORP Holdings Ltd.	19,856
	Industrial Conglomerates
16,434	CSR Ltd. (b)	27,782
	Insurance
10,784	AMP Ltd.	56,329
13,204	Insurance Australia Group Ltd.	44,135
5,013	QBE Insurance Group Ltd. (b)	100,897
4,252	Suncorp-Metway Ltd.	33,083
		234,444
	Media
7,583	Fairfax Media Ltd. (b)	10,750
	Metals & Mining
38,820	Alumina Ltd. (b)(c)	56,559
81,481	BHP Billiton Ltd.	2,675,596
22,448	BlueScope Steel Ltd.	58,967
32,914	Fortescue Metals Group Ltd. (c)	110,028
11,982	Newcrest Mining Ltd.	340,922
20,593	OneSteel Ltd.	55,795
71,809	OZ Minerals Ltd. (c)	75,353
6,860	Rio Tinto Ltd.	380,948
3,761	Sims Metal Management Ltd. (b)	66,646
		3,820,814
	Multi-Utilities
3,841	AGL Energy Ltd. (b)	47,365
	Oil, Gas & Consumable Fuels
3,373	Caltex Australia Ltd. (c)	30,667
5,790	Origin Energy Ltd.	82,223

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2009 continued

NUMBER OF SHARES		VALUE
3,996	Santos Ltd.	$53,061
3,376	Woodside Petroleum Ltd.	141,846
		307,797
	Real Estate Investment Trusts (REITs)
1,340	Stockland (Stapled Securities) (d)	4,448
	Real Estate Management & Development
3,307	Lend Lease Corp. Ltd.	27,204
	Transportation Infrastructure
18,249	Macquarie Infrastructure Group (Stapled Securities) (d)	23,469
6,285	Transurban Group (Stapled Securities) (b)(d)	25,513
		48,982
	Total Australia	6,751,120
	Austria (a)(0.6%)
	Commercial Banks
7,694	Erste Group Bank AG (b)	309,158
3,000	Raiffeisen International Bank Holding AG	175,982
		485,140
	Diversified Telecommunication Services
8,605	Telekom Austria AG	140,900
	Electric Utilities
1,731	Verbund - Oesterreichische Elektrizitaetswirtschafts AG (Class A)	77,668
	Insurance
1,149	Vienna Insurance Group	64,696
	Metals & Mining
3,640	Voestalpine AG	124,067
	Oil, Gas & Consumable Fuels
2,210	OMV AG	91,335
	Total Austria	983,806

NUMBER OF SHARES		VALUE
	Belgium (a)(0.5%)
	Beverages
4,920	Anheuser-Busch InBev	$231,220
2,742	Anheuser-Busch InBev (c)(e)	20
		231,240
	Chemicals
957	Solvay SA (Class A)	94,088
2,270	Umicore	68,950
		163,038
	Diversified Financial Services
1,189	Cie Nationale a Portefeuille	62,098
6,698	Fortis (c)	28,957
2,135	Groupe Bruxelles Lambert SA	188,318
		279,373
	Diversified Telecommunication Services
1,903	Belgacom SA	71,377
	Pharmaceuticals
1,336	UCB SA (b)	57,105
	Total Belgium	802,133
	Bermuda (a)(0.6%)
	Distributors
103,220	Li & Fung Ltd. (g)	427,438
	Electric Utilities
7,000	Cheung Kong Infrastructure Holdings Ltd. (g)	24,955
	Energy Equipment & Services
14,200	Seadrill Ltd. (b)(c)	296,159
	Hotels, Restaurants & Leisure
8,713	Shangri-La Asia Ltd. (g)	16,722
	Real Estate Management & Development
9,384	Kerry Properties Ltd. (g)	52,681
	Specialty Retail
19,300	Esprit Holdings Ltd. (g)	126,347

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2009 continued

NUMBER OF SHARES		VALUE
	Textiles, Apparel & Luxury Goods
7,500	Yue Yuen Industrial Holdings Ltd. (g)	$20,831
	Total Bermuda	965,133
	Brazil (1.4%)
	Aerospace & Defense
6,500	Empresa Brasileira de Aeronautica SA (c)	33,135
	Commercial Banks
14,100	Banco do Brasil SA	225,795
	Diversified Financial Services
15,200	BM&F BOVESPA SA	97,934
	Food Products
8,814	BRF - Brasil Foods SA (c)	212,495
	Household Durables
21,600	Cyrela Brazil Realty SA	274,046
	Information Technology Services
4,200	Redecard SA	61,655
	Metals & Mining
5,500	Cia Siderurgica Nacional SA	181,678
6,500	Vale SA	165,120
		346,798
	Multiline Retail
14,700	Lojas Renner SA	260,354
	Oil, Gas & Consumable Fuels
23,100	Petroleo Brasileiro SA	531,080
	Road & Rail
12,800	All America Latina Logistica SA (f)	93,951
	Total Brazil	2,137,243
	Canada (0.0%)
	Media
191	Thomson Reuters Corp.	6,076

NUMBER OF SHARES		VALUE
	Cayman Islands (a)(0.4%)
	Food Products
88,756	Chaoda Modern Agriculture Holdings Ltd. (g)	$68,377
	Real Estate Management & Development
143,843	Agile Property Holdings Ltd. (g)	184,583
72,000	China Resources Land Ltd. (g)	173,884
		358,467
	Textiles, Apparel & Luxury Goods
46,000	Li Ning Co. Ltd. (g)	123,752
	Total Cayman Islands	550,596
	Denmark (a)(0.5%)
	Chemicals
1,053	Novozymes A/S (B Shares) (b)	96,434
	Electrical Equipment
1,580	Vestas Wind Systems A/S (c)	111,273
	Marine
28	A P Moller - Maersk A/S	190,198
	Pharmaceuticals
5,767	Novo Nordisk A/S (B Shares)	358,646
	Road & Rail
2,750	DSV A/S (b)(c)	42,589
	Total Denmark	799,140
	Finland (a)(1.0%)
	Communications Equipment
55,483	Nokia Oyj	700,112
	Electric Utilities
7,489	Fortum Oyj	177,208
	Food & Staples Retailing
2,234	Kesko Oyj (Class B)	74,361
	Insurance
5,852	Sampo Oyj (Class A)	140,083
	Machinery
2,048	Kone Oyj (B Shares)	76,444

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2009 continued

NUMBER OF SHARES		VALUE
2,166	Metso Oyj	$60,427
978	Wartsila Oyj	35,348
		172,219
	Metals & Mining
2,897	Outokumpu Oyj	47,739
1,336	Rautaruukki Oyj	27,218
		74,957
	Oil, Gas & Consumable Fuels
2,037	Neste Oil Oyj	36,027
	Paper & Forest Products
9,349	Stora Enso Oyj (Class R) (c)	70,963
7,721	UPM-Kymmene Oyj	92,891
		163,854
	Total Finland	1,538,821
	France (a)(6.4%)
	Aerospace & Defense
877	Safran SA (b)	14,192
868	Thales SA	42,115
		56,307
	Auto Components
3,038	Compagnie Generale des Etablissements Michelin (B Shares)	225,127
	Automobiles
3,183	Peugeot SA (c)	103,664
2,803	Renault SA (c)	125,314
		228,978
	Beverages
819	Pernod-Ricard SA (b)	68,356
	Building Products
2,440	Cie de Saint-Gobain	118,792
	Chemicals
2,878	Air Liquide SA	310,784
	Commercial Banks
11,289	BNP Paribas	849,254
7,433	Credit Agricole SA	142,752

NUMBER OF SHARES		VALUE
6,294	Societe Generale (b)	$418,049
		1,410,055
	Commercial Services & Supplies
218	Societe BIC SA	15,172
	Communications Equipment
20,688	Alcatel-Lucent (c)	77,381
	Construction & Engineering
2,116	Bouygues SA	99,558
2,236	Vinci SA (b)	116,703
		216,261
	Construction Materials
495	Imerys SA	27,105
2,762	Lafarge SA (b)	225,260
		252,365
	Diversified Financial Services
289	Eurazeo	18,134
	Diversified Telecommunication Services
13,683	France Telecom SA	338,324
	Electric Utilities
1,390	EDF SA	77,301
	Electrical Equipment
3,062	Alstom SA (b)	211,998
1,695	Schneider Electric SA	176,056
		388,054
	Energy Equipment & Services
4,085	Cie Generale de Geophysique-Veritas (c)	81,085
6,627	Technip SA	417,311
		498,396
	Food & Staples Retailing
6,282	Carrefour SA	269,827
754	Casino Guichard Perrachon SA	59,882
		329,709

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2009 continued

NUMBER OF SHARES		VALUE
	Food Products
4,473	Groupe Danone SA	$268,757
	Health Care Equipment & Supplies
1,588	Cie Generale d'Optique Essilor International SA (b)	89,017
	Hotels, Restaurants & Leisure
1,618	Accor SA	77,736
886	Sodexo	50,665
		128,401
	Information Technology Services
361	Atos Origin SA (c)	16,898
1,461	Cap Gemini SA	67,823
		84,721
	Insurance
14,603	AXA SA	362,902
595	CNP Assurances	57,540
1,831	SCOR SE	46,649
		467,091
	Machinery
335	Vallourec SA (b)	52,970
	Media
1,747	Lagardere SCA	78,864
1,010	Publicis Groupe SA	38,425
2,036	Societe Television Francaise 1 (b)	31,981
7,706	Vivendi	213,441
		362,711
	Multi-Utilities
11,338	GDF Suez	474,509
4,235	Veolia Environnement	137,898
		612,407
	Multiline Retail
897	PPR (b)	97,854
	Office Electronics
360	Neopost SA	31,531

NUMBER OF SHARES		VALUE
	Oil, Gas & Consumable Fuels
25,566	Total SA (b)	$1,522,370
	Personal Products
381	L'Oreal SA	38,830
	Pharmaceuticals
7,992	Sanofi-Aventis SA	584,157
	Real Estate Investment Trusts (REITs)
244	Fonciere Des Regions	26,922
196	Gecina SA	20,850
200	ICADE	21,060
908	Klepierre	37,635
1,558	Unibail-Rodamco SE	344,977
		451,444
	Software
631	Dassault Systemes SA (b)	36,379
	Textiles, Apparel & Luxury Goods
586	Hermes International (b)	81,619
2,035	LVMH Moet Hennessy Louis Vuitton SA	211,116
		292,735
	Total France	9,750,871
	Germany (a)(4.5%)
	Air Freight & Logistics
4,993	Deutsche Post AG (Registered Shares)	84,285
	Airlines
1,432	Deutsche Lufthansa AG (Registered Shares)	22,053
	Automobiles
7,178	Bayerische Motoren Werke AG	350,726
9,366	Daimler AG	455,912
1,761	Volkswagen AG (b)	286,181
		1,092,819

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2009 continued

NUMBER OF SHARES		VALUE
	Capital Markets
7,620	Deutsche Bank AG (Registered Shares) (b)	$551,781
	Chemicals
6,097	BASF SE	326,170
3,960	K+S AG	215,704
1,526	Linde AG	159,583
		701,457
	Commercial Banks
4,997	Commerzbank AG (c)	51,754
625	Deutsche Postbank AG (c)	19,319
		71,073
	Construction & Engineering
364	Hochtief AG	27,344
	Diversified Financial Services
2,021	Deutsche Boerse AG	163,905
	Diversified Telecommunication Services
13,794	Deutsche Telecom AG (Registered Shares)	188,133
	Electric Utilities
13,168	E.ON AG	503,329
	Food & Staples Retailing
1,481	Metro AG	82,284
	Health Care Providers & Services
841	Celesio AG (b)	20,959
1,678	Fresenius Medical Care AG & Co. KGaA	81,392
		102,351
	Hotels, Restaurants & Leisure
1,659	TUI AG (b)(c)	11,487
	Industrial Conglomerates
12,893	Siemens AG (Registered Shares)	1,161,781

NUMBER OF SHARES		VALUE
	Insurance
3,852	Allianz SE (Registered Shares)	$441,467
1,771	Muenchener Rueckversicherungs AG (Registered Shares)	280,890
		722,357
	Machinery
1,507	GEA Group AG	28,458
678	MAN SE	55,815
		84,273
	Metals & Mining
2,153	ThyssenKrupp AG	69,260
	Multi-Utilities
2,123	RWE AG	185,895
	Personal Products
439	Beiersdorf AG	27,000
	Pharmaceuticals
6,669	Bayer AG	461,927
269	Merck KGaA	25,270
		487,197
	Software
8,471	SAP AG	382,798
	Textiles, Apparel & Luxury Goods
1,302	Adidas AG	60,267
97	Puma AG Rudolf Dassler Sport	29,601
		89,868
	Total Germany	6,812,730
	Greece (a)(0.5%)
	Capital Markets
1,793	Marfin Investment Group SA (c)	7,083
	Commercial Banks
10,934	EFG Eurobank Ergasias SA (c)	170,805
9,687	National Bank of Greece SA (c)	351,777
9,657	Piraeus Bank SA (c)	165,032
		687,614

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2009 continued

NUMBER OF SHARES		VALUE
	Construction Materials
1,320	Titan Cement Co. SA	$45,392
	Hotels, Restaurants & Leisure
3,400	OPAP SA	86,871
	Total Greece	826,960
	Hong Kong (a)(2.3%)
	Airlines
15,000	Cathay Pacific Airways Ltd. (c)	24,138
	Commercial Banks
33,178	Bank of East Asia Ltd.	115,873
66,000	BOC Hong Kong Holdings Ltd.	151,948
12,100	Hang Seng Bank Ltd.	171,697
		439,518
	Distributors
52,000	China Resources Enterprise Ltd.	173,258
	Diversified Financial Services
12,400	Hong Kong Exchanges and Clearing Ltd.	217,989
	Electric Utilities
21,304	CLP Holdings Ltd.	142,702
16,500	Hongkong Electric Holdings Ltd.	88,151
		230,853
	Gas Utilities
57,838	Hong Kong & China Gas Co., Ltd.	137,896
	Hotels, Restaurants & Leisure
382,000	China Travel International Inv HK	78,248
	Industrial Conglomerates
25,926	Hutchison Whampoa Ltd.	181,502
	Media
3,000	Television Broadcasts Ltd.	14,182
	Real Estate Investment Trusts (REITs)
33,593	Link REIT (The)	76,109

NUMBER OF SHARES		VALUE
	Real Estate Management & Development
25,000	Cheung Kong Holdings Ltd.	$316,737
102,500	Hang Lung Properties Ltd.	386,320
10,000	Henderson Land Development Co., Ltd.	70,504
10,500	Hopewell Holdings Ltd.	33,142
14,807	Hysan Development Co., Ltd.	43,661
47,755	New World Development Ltd.	102,358
28,291	Sino Land Co., Ltd.	53,937
36,000	Sun Hung Kai Properties Ltd.	545,979
15,500	Swire Pacific Ltd. (Class A)	189,234
25,020	Wharf Holdings Ltd.	134,515
		1,876,387
	Road & Rail
20,316	MTR Corp.	71,767
	Total Hong Kong	3,521,847
	Indonesia (a)(0.9%)
	Automobiles
173,000	Astra International Tbk PT	560,902
	Commercial Banks
249,500	Bank Central Asia Tbk PT	118,393
65,500	Bank Danamon Indonesia Tbk PT	30,740
140,000	Bank Mandiri Tbk PT	67,196
119,000	Bank Rakyat Indonesia	86,867
		303,196
	Construction Materials
30,000	Semen Gresik Persero Tbk PT	21,275
	Diversified Telecommunication Services
205,000	Telekomunikasi Indonesia Tbk PT	177,550
	Food Products
9,000	Astra Agro Lestari Tbk PT	20,082
	Gas Utilities
202,000	Perusahaan Gas Negara PT	75,393

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2009 continued

NUMBER OF SHARES		VALUE
	Household Products
38,500	Unilever Indonesia Tbk PT	$40,519
	Machinery
32,500	United Tractors Tbk PT	50,553
	Metals & Mining
48,500	International Nickel Indonesia Tbk PT (c)	19,911
	Oil, Gas & Consumable Fuels
353,000	Bumi Resources Tbk PT	85,167
17,000	Tambang Batubara Bukit Asam Tbk PT	26,548
		111,715
	Real Estate Management & Development
219,100	Lippo Karawaci Tbk PT (c)	14,916
	Wireless Telecommunication Services
32,500	Indosat Tbk PT	17,301
	Total Indonesia	1,413,313
	Italy (a)(1.8%)
	Automobiles
2,844	Fiat SpA (c)	42,235
	Capital Markets
1,596	Mediobanca SpA	20,320
	Commercial Banks
1,402	Banco Popolare (c)	12,159
131,369	Intesa Sanpaolo SpA (c)	553,438
28,785	UniCredit SpA (c)	96,292
1,664	Unione di Banche Italiane ScpA	23,749
		685,638
	Diversified Telecommunication Services
17,924	Telecom Italia SpA	28,468
	Electric Utilities
7,633	Enel SpA	45,505

NUMBER OF SHARES		VALUE
	Energy Equipment & Services
13,205	Saipem SpA	$391,103
	Insurance
17,894	Assicurazioni Generali SpA (b)	450,569
	Oil, Gas & Consumable Fuels
42,050	Eni SpA	1,042,544
	Total Italy	2,706,382
	Japan (a)(18.7%)
	Air Freight & Logistics
5,435	Yamato Holdings Co., Ltd. (b)	80,824
	Airlines
25,000	Japan Airlines Corp. (b)(c)	32,105
	Auto Components
14,200	Bridgestone Corp. (b)	232,774
10,400	Denso Corp. (b)	284,087
4,059	NGK Spark Plug Co., Ltd. (b)(c)	45,927
2,200	Stanley Electric Co., Ltd. (b)	42,828
2,100	Toyota Industries Corp.	56,380
		661,996
	Automobiles
24,409	Honda Motor Co., Ltd.	755,307
36,105	Nissan Motor Co., Ltd. (b)(c)	256,740
39,355	Toyota Motor Corp.	1,557,284
1,000	Yamaha Motor Co., Ltd. (b)	11,810
		2,581,141
	Beverages
6,400	Asahi Breweries Ltd.	113,701
1,400	Ito En Ltd. (b)	23,746
14,051	Kirin Holdings Co., Ltd.	230,520
6,000	Sapporo Holdings Ltd. (b)(c)	31,525
		399,492
	Building Products
21,500	Asahi Glass Co., Ltd.	179,085
3,300	Daikin Industries Ltd. (b)	112,464
4,462	JS Group Corp. (b)	72,966
9,500	Nippon Sheet Glass Co., Ltd.	27,884
9,500	TOTO Ltd.	55,783
		448,182

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2009 continued

NUMBER OF SHARES		VALUE
	Capital Markets
34,000	Daiwa Securities Group, Inc.	$180,698
5,400	Matsui Securities Co., Ltd. (b)	38,299
15,000	Mizuho Securities Co., Ltd.	51,056
23,250	Nomura Holdings, Inc.	162,696
227	SBI Holdings, Inc. (b)	41,076
		473,825
	Chemicals
23,000	Asahi Kasei Corp.	113,437
5,000	Daicel Chemical Industries Ltd. (b)	30,169
13,546	Denki Kagaku Kogyo K K	49,724
22,588	DIC Corp.	37,086
3,808	JSR Corp. (b)	74,129
7,000	Kaneka Corp.	45,622
7,056	Kuraray Co. Ltd.	72,840
19,000	Mitsubishi Chemical Holdings Corp. (b)	70,678
15,099	Mitsubishi Rayon Co., Ltd. (b)	52,536
14,500	Mitsui Chemicals, Inc.	49,804
4,500	Nissan Chemical Industries Ltd.	57,911
3,700	Nitto Denko Corp.	110,313
6,497	Shin-Etsu Chemical Co., Ltd.	342,262
19,000	Showa Denko KK	36,195
24,000	Sumitomo Chemical Co., Ltd. (b)	94,932
21,608	Teijin Ltd. (b)	63,367
22,000	Toray Industries, Inc. (b)	124,719
16,000	Tosoh Corp. (b)	42,978
		1,468,702
	Commercial Banks
5,500	77 Bank Ltd. (The) (b)	31,869
5,000	Bank of Kyoto Ltd. (The)	45,610
21,000	Bank of Yokohama Ltd. (The)	101,919
12,000	Chiba Bank Ltd. (The)	73,412
12,623	Chuo Mitsui Trust Holdings, Inc. (c)	45,703
13,000	Fukuoka Financial Group, Inc. (b)	47,160

NUMBER OF SHARES		VALUE
1,000	Gunma Bank Ltd. (The)	$5,203
1,000	Hachijuni Bank Ltd. (The)	5,860
1,000	Hiroshima Bank Ltd. (The)	3,820
26,000	Hokuhoku Financial Group, Inc. (b)(c)	55,785
13,000	Joyo Bank Ltd. (The) (b)	56,886
129,260	Mitsubishi UFJ Financial Group, Inc. (See Note 6) (b)	690,019
124,100	Mizuho Financial Group, Inc. (b)	246,712
14,000	Nishi-Nippon City Bank Ltd. (The) (c)	34,998
6,400	Resona Holdings, Inc. (b)(c)	76,325
1,000	Sapporo Hokuyo Holdings, Inc. (b)(c)	3,353
25,500	Shinsei Bank Ltd. (b)(c)	32,885
10,000	Shizuoka Bank Ltd. (The)	99,272
7,800	Sumitomo Mitsui Financial Group, Inc. (b)	267,924
20,081	Sumitomo Trust & Banking Co. Ltd (The)	103,643
1,000	Suruga Bank Ltd.	9,039
		2,037,397
	Commercial Services & Supplies
7,500	Dai Nippon Printing Co., Ltd.	93,332
3,885	Secom Co. Ltd. (c)	181,696
8,000	Toppan Printing Co., Ltd.	71,136
		346,164
	Computers & Peripherals
33,000	Fujitsu Ltd. (b)	191,876
44,500	NEC Corp. (b)(c)	125,022
3,000	Seiko Epson Corp.	46,898
50,026	Toshiba Corp. (b)(c)	282,559
		646,355
	Construction & Engineering
6,546	JGC Corp.	125,716
25,000	Kajima Corp.	58,757
19,571	Obayashi Corp.	73,192
19,000	Shimizu Corp. (b)	72,323

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2009 continued

NUMBER OF SHARES		VALUE
28,000	Taisei Corp.	$54,930
		384,918
	Construction Materials
15,000	Taiheiyo Cement Corp. (c)	17,403
	Consumer Finance
590	Acom Co., Ltd. (b)	7,472
500	Aeon Credit Service Co., Ltd.	4,781
1,500	Credit Saison Co., Ltd. (c)	16,862
260	ORIX Corp. (b)	16,948
750	Promise Co., Ltd. (b)(c)	4,810
		50,873
	Containers & Packaging
4,017	Toyo Seikan Kaisha Ltd.	66,869
	Diversified Consumer Services
1,354	Benesse Holdings, Inc.	60,050
	Diversified Financial Services
200	Mitsubishi UFJ Lease & Finance Co., Ltd. (b)	5,992
	Diversified Telecommunication Services
2,900	Nippon Telegraph & Telephone Corp.	119,809
	Electric Utilities
4,000	Chubu Electric Power Co., Inc. (b)	89,681
6,100	Kansai Electric Power Co., Inc. (The) (b)	132,586
2,400	Kyushu Electric Power Co., Inc. (b)	49,088
4,500	Tohoku Electric Power Co., Inc.	92,760
7,100	Tokyo Electric Power Co., Inc. (The) (b)	175,243
		539,358
	Electrical Equipment
4,000	Fuji Electric Holdings Co., Ltd. (c)	7,384
15,500	Furukawa Electric Co., Ltd. (b)	58,472

NUMBER OF SHARES		VALUE
34,552	Mitsubishi Electric Corp. (c)	$260,592
5,500	Panasonic Electric Works Co., Ltd.	68,708
11,500	Sumitomo Electric Industries Ltd.	138,276
1,100	Ushio, Inc. (b)(c)	17,068
		550,500
	Electronic Equipment, Instruments & Components
8,050	Citizen Holdings Co., Ltd.	45,468
8,100	FUJIFILM Holdings Corp.	232,775
700	Hirose Electric Co., Ltd.	72,543
58,000	Hitachi Ltd. (c)	187,056
7,300	Hoya Corp.	159,875
2,600	Ibiden Co. Ltd.	92,414
747	Keyence Corp. (b)	148,216
3,000	Kyocera Corp.	251,069
700	Mabuchi Motor Co., Ltd. (b)	33,419
3,500	Murata Manufacturing Co., Ltd.	172,500
2,004	Nidec Corp. (b)	170,933
6,500	Nippon Electric Glass Co., Ltd.	70,851
4,704	Omron Corp.	79,656
2,352	TDK Corp.	133,784
5,150	Yokogawa Electric Corp.	41,502
		1,892,061
	Food & Staples Retailing
8,103	Aeon Co., Ltd. (b)(c)	72,233
1,552	FamilyMart Co., Ltd. (b)	46,213
1,403	Lawson, Inc. (b)	62,645
11,400	Seven & I Holdings Co., Ltd.	249,927
4,500	UNY Co., Ltd. (b)	33,314
		464,332
	Food Products
11,000	Ajinomoto Co., Inc.	103,037
4,500	Kikkoman Corp. (b)(c)	51,491
800	MEIJI Holdings Co., Ltd. (c)	32,621
4,000	Nippon Meat Packers, Inc. (c)	46,972
4,500	Nisshin Seifun Group, Inc.	59,691
1,800	Nissin Foods Holdings Co., Ltd.	63,645

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2009 continued

NUMBER OF SHARES		VALUE
2,600	Yakult Honsha Co., Ltd. (b)	$66,936
4,000	Yamazaki Baking Co., Ltd. (c)	49,400
		473,793
	Gas Utilities
13,000	Osaka Gas Co., Ltd.	43,754
15,000	Tokyo Gas Co., Ltd. (b)	59,381
		103,135
	Health Care Equipment & Supplies
3,700	Olympus Corp. (c)	115,193
2,950	Terumo Corp.	154,158
		269,351
	Hotels, Restaurants & Leisure
1,050	Oriental Land Co., Ltd. (b)	71,249
	Household Durables
7,850	Casio Computer Co., Ltd. (b)(c)	57,042
30,900	Panasonic Corp. (b)	428,377
32,000	Sanyo Electric Co., Ltd. (b)(c)	77,496
9,072	Sekisui Chemical Co., Ltd.	53,985
16,046	Sekisui House Ltd.	137,687
12,500	Sharp Corp. (b)	132,404
10,696	Sony Corp.	314,352
		1,201,343
	Household Products
9,600	Kao Corp.	215,631
900	Unicharm Corp.	86,226
		301,857
	Information Technology Services
900	Itochu Techno-Solutions Corp. (b)	24,705
3,550	Nomura Research Institute Ltd. (b)	77,017
28	NTT Data Corp. (b)	80,262
280	Obic Co., Ltd. (b)	47,369
		229,353
	Insurance
1,000	Aioi Insurance Co., Ltd. (c)	4,393

NUMBER OF SHARES		VALUE
6,300	Mitsui Sumitomo Insurance Group Holdings, Inc. (b)	$149,148
1,000	Nipponkoa Insurance Co., Ltd. (c)	5,434
12,000	Sompo Japan Insurance, Inc. (c)	71,603
2	Sony Financial Holdings, Inc. (c)	5,715
3,400	T&D Holdings, Inc. (c)	87,212
10,368	Tokio Marine Holdings, Inc.	266,773
		590,278
	Internet Software & Services
317	Yahoo! Japan Corp. (b)	96,923
	Leisure Equipment & Products
5,400	Nikon Corp.	100,797
1,950	Shimano, Inc.	74,663
3,400	Yamaha Corp.	35,309
		210,769
	Machinery
6,553	Amada Co., Ltd.	40,199
3,150	Fanuc Ltd.	264,585
1,000	Hitachi Construction Machinery Co., Ltd.	23,201
26,530	IHI Corp. (c)	49,774
24,500	Kawasaki Heavy Industries Ltd. (b)(c)	60,781
18,100	Komatsu Ltd.	351,730
27,000	Kubota Corp. (b)	209,461
2,200	Kurita Water Industries Ltd. (b)	68,031
12,000	Minebea Co., Ltd. (b)	50,154
58,550	Mitsubishi Heavy Industries Ltd. (b)	205,896
7,060	NGK Insulators Ltd. (b)	158,745
12,553	NSK Ltd. (b)	71,941
13,051	NTN Corp.	48,719
1,205	SMC Corp.	138,471
11,000	Sumitomo Heavy Industries Ltd. (c)	49,533
1,300	THK Co., Ltd.	22,249
		1,813,470

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2009 continued

NUMBER OF SHARES		VALUE
	Marine
4,000	Mitsui O.S.K. Lines Ltd. (b)	$23,195
21,015	Nippon Yusen KK (b)	78,418
		101,613
	Media
12	Fuji Media Holdings, Inc.	17,596
2,550	Toho Co., Ltd.	38,552
2,700	Tokyo Broadcasting System Holdings, Inc.	40,094
		96,242
	Metals & Mining
12,595	Dowa Holdings Co., Ltd. (c)	72,320
5,700	JFE Holdings, Inc.	183,554
40,000	Kobe Steel Ltd. (c)	72,305
34,000	Mitsubishi Materials Corp. (c)	89,926
25,604	Mitsui Mining & Smelting Co., Ltd. (b)(c)	66,117
76,108	Nippon Steel Corp.	286,623
49,000	Sumitomo Metal Industries Ltd.	124,327
17,500	Sumitomo Metal Mining Co., Ltd. (c)	273,814
		1,168,986
	Multiline Retail
7,187	Isetan Mitsukoshi Holdings Ltd. (b)	68,204
8,500	J. Front Retailing Co., Ltd. (b)	40,124
9,107	Marui Group Co., Ltd. (b)	51,908
5,540	Takashimaya Co., Ltd. (b)	37,010
		197,246
	Office Electronics
18,004	Canon, Inc.	675,615
11,030	Konica Minolta Holdings, Inc.	102,883
11,432	Ricoh Co., Ltd. (b)	157,756
		936,254
	Oil, Gas & Consumable Fuels
9	INPEX Corp.	73,639
10,750	Nippon Mining Holdings, Inc.	47,441
26,000	Nippon Oil Corp. (b)	126,983
5,200	Showa Shell Sekiyu KK	51,079

NUMBER OF SHARES		VALUE
6,000	TonenGeneral Sekiyu KK (b)	$54,685
		353,827
	Paper & Forest Products
2,200	Nippon Paper Group, Inc. (b)	58,369
24,000	OJI Paper Co., Ltd. (b)	104,878
		163,247
	Personal Products
5,800	Shiseido Co., Ltd. (b)	106,249
	Pharmaceuticals
7,000	Astellas Pharma, Inc.	256,278
3,906	Chugai Pharmaceutical Co., Ltd.	76,893
9,700	Daiichi Sankyo Co., Ltd.	191,956
3,503	Eisai Co., Ltd. (b)	124,132
5,032	Kyowa Hakko Kirin Co., Ltd.	58,350
4,681	Shionogi & Co., Ltd.	101,039
4,959	Taisho Pharmaceutical Co., Ltd. (b)	90,382
11,800	Takeda Pharmaceutical Co., Ltd.	474,521
		1,373,551
	Real Estate Investment Trusts (REITs)
2	Japan Prime Realty Investment Corp.	4,369
8	Japan Real Estate Investment Corp.	64,158
10	Japan Retail Fund Investment Corp.	47,469
9	Nippon Building Fund, Inc.	74,307
1	Nomura Real Estate Office Fund, Inc.	6,190
		196,493
	Real Estate Management & Development
200	Aeon Mall Co., Ltd.	4,233
2,256	Daito Trust Construction Co., Ltd.	94,320

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2009 continued

NUMBER OF SHARES		VALUE
12,000	Daiwa House Industry Co., Ltd.	$127,281
2,450	Leopalace21 Corp. (b)(c)	13,180
13,000	Mitsubishi Estate Co., Ltd.	197,387
9,500	Mitsui Fudosan Co., Ltd.	152,523
4,500	Sumitomo Realty & Development Co., Ltd.	84,558
5,000	Tokyo Tatemono Co., Ltd. (b)	23,585
1,000	Tokyu Land Corp.	4,060
		701,127
	Road & Rail
21	Central Japan Railway Co.	140,211
5,200	East Japan Railway Co.	333,282
8,000	Keihin Electric Express Railway Co., Ltd. (b)	63,781
5,000	Keio Corp.	31,548
25,550	Kintetsu Corp. (b)(c)	90,456
18,500	Nippon Express Co., Ltd.	74,961
13,500	Tobu Railway Co., Ltd. (b)	73,860
19,000	Tokyu Corp.	83,016
14	West Japan Railway Co.	49,763
		940,878
	Semiconductors & Semiconductor Equipment
3,950	Advantest Corp. (b)	86,649
2,405	Rohm Co., Ltd.	158,383
3,800	Tokyo Electron Ltd.	211,238
		456,270
	Software
2,700	Konami Corp. (b)	48,733
1,508	Nintendo Co., Ltd.	384,541
1,250	Oracle Corp. Japan	55,365
2,400	Trend Micro, Inc.	83,802
		572,441
	Specialty Retail
1,300	Fast Retailing Co., Ltd.	214,896
500	Shimamura Co., Ltd.	47,790
970	USS Co., Ltd.	58,110
1,820	Yamada Denki Co., Ltd. (c)	110,911
		431,707

NUMBER OF SHARES		VALUE
	Textiles, Apparel & Luxury Goods
4,571	Nisshinbo Holdings, Inc.	$44,511
4,546	Onward Holdings Co., Ltd. (b)(c)	28,357
		72,868
	Tobacco
61	Japan Tobacco, Inc.	170,024
	Trading Companies & Distributors
27,051	ITOCHU Corp.	168,999
44,550	Marubeni Corp.	222,139
23,300	Mitsubishi Corp.	497,756
28,400	Mitsui & Co., Ltd. (c)	366,537
17,200	Sumitomo Corp.	167,470
		1,422,901
	Transportation Infrastructure
3,000	Mitsubishi Logistics Corp.	32,391
	Wireless Telecommunication Services
47	NTT DoCoMo, Inc.	68,466
13,400	Softbank Corp. (b)	314,533
		382,999
	Total Japan	28,567,183
	Luxembourg (a)(0.2%)
	Metals & Mining
7,925	ArcelorMittal (b)	265,341
	Personal Products
1,967	Oriflame Cosmetics SA (SDR)	110,593
	Total Luxembourg	375,934
	Malaysia (a)(0.0%)
	Multi-Utilities
192	YTL Corp. Berhad	409
	Mexico (0.3%)
	Food & Staples Retailing
78,050	Wal-Mart de Mexico SAB de CV	274,930

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2009 continued

NUMBER OF SHARES		VALUE
	Household Durables
4,300	Desarrolladora Homex SAB de CV (ADR) (b)(c)	$152,908
23,400	Urbi Desarrollos Urbanos SAB de CV (c)	45,192
		198,100
	Total Mexico	473,030
	Netherlands (a)(2.5%)
	Aerospace & Defense
2,403	European Aeronautic Defence and Space Co. (b)	45,026
	Air Freight & Logistics
9,746	TNT N.V.	258,215
	Beverages
3,824	Heineken	169,319
	Chemicals
3,263	Akzo Nobel N.V. (b)	192,832
4,354	Koninklijke DSM	190,496
		383,328
	Construction Materials
6,557	James Hardie Industries (CDI) (c)	41,567
	Diversified Financial Services
24,345	ING Groep (c)	314,762
	Diversified Telecommunication Services
22,293	Koninklijke KPN	404,169
	Energy Equipment & Services
3,276	Fugro	182,428
7,531	SBM Offshore	144,727
		327,155
	Food & Staples Retailing
18,160	Koninklijke Ahold	228,689
	Food Products
21,630	Unilever N.V.	666,158

NUMBER OF SHARES		VALUE
	Industrial Conglomerates
14,435	Koninklijke Philips Electronics (b)	$362,878
	Insurance
26,775	Aegon (c)	190,763
	Media
8,407	Reed Elsevier N.V.	98,103
5,723	Wolters Kluwer N.V.	127,694
		225,797
	Professional Services
395	Randstad Holding (b)(c)	15,021
	Real Estate Investment Trusts (REITs)
769	Corio (REIT)	52,158
	Semiconductors & Semiconductor Equipment
5,597	ASML Holding	150,682
6,988	STMicroelectronics N.V.	56,088
		206,770
	Total Netherlands	3,891,775
	Norway (a)(1.4%)
	Chemicals
21,965	Yara International ASA (b)	730,602
	Commercial Banks
21,286	DnB NOR ASA (c)	244,207
	Diversified Telecommunication Services
31,299	Telenor ASA (c)	402,900
	Electrical Equipment
2,800	Renewable Energy Corp. (b)(c)	16,699
	Industrial Conglomerates
18,890	Orkla ASA	174,685
	Metals & Mining
23,651	Norsk Hydro ASA (c)	154,405
	Oil, Gas & Consumable Fuels
18,760	StatoilHydro ASA	444,888
	Total Norway	2,168,386

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2009 continued

NUMBER OF SHARES		VALUE
	Poland (a)(1.2%)
	Commercial Banks
14,146	Bank Handlowy w Warszawie SA (c)	$309,244
1,298	Bank Pekao SA (c)	69,039
8,881	Bank Zachodni WBK SA (c)	471,669
99,550	Getin Holding SA (c)	279,899
5,300	Powszechna Kasa Oszczednosci Bank Polski SA	62,447
1,325	Powszechna Kasa Oszczednosci Bank Polski SA (c)(e)	1,556
		1,193,854
	Construction & Engineering
2,800	PBG SA (c)	216,725
	Diversified Telecommunication Services
7,306	Telekomunikacja Polska SA	42,740
	Metals & Mining
1,435	KGHM Polska Miedz SA	48,281
	Oil, Gas & Consumable Fuels
3,627	Polski Koncern Naftowy Orlen (c)	37,440
212,224	Polskie Gornictwo Naftowe I Gazownictwo SA	256,343
		293,783
	Real Estate Management & Development
1,600	Globe Trade Centre SA (c)	13,749
	Software
843	Asseco Poland SA	16,858
	Total Poland	1,825,990
	Portugal (a)(0.2%)
	Diversified Telecommunication Services
9,891	Portugal Telecom SGPS SA	112,958

NUMBER OF SHARES		VALUE
	Electric Utilities
30,746	EDP - Energias de Portugal SA	$135,802
	Transportation Infrastructure
8,438	Brisa Auto-Estradas de Portugal SA	83,083
	Total Portugal	331,843
	Russia (1.5%)
	Commercial Banks Non-U.S.
32,411	VTB Bank OJSC (Registered GDR)	128,876
	Diversified Telecommunication Services
6,100	Vimpel-Communications (ADR) (c)	109,373
	Food Products
2,800	Wimm-Bill-Dann Foods OJSC (ADR) (b)(c)	189,224
	Gold Mining
3,023	Polyus Gold Co. (ADR) (b)	81,123
	Metals & Mining
14,639	MMC Norilsk Nickel (ADR) (b)(c)	191,092
	Oil Company-Integrated
18,900	Rosneft Oil Co. (Registered GDR)	142,973
5,009	Tatneft (ADR)	130,247
		273,220
	Oil, Gas & Consumable Fuels
28,550	Gazprom OAO (ADR) (b)	681,700
5,800	LUKOIL OAO (ADR)	335,124
951	NovaTek OAO (Registered GDR)	47,561
18,200	Surgutneftegaz (ADR) (b)	159,683
		1,224,068
	Wireless Telecommunication Services
2,300	Mobile Telesystems OJSC (ADR)	104,190
	Total Russia	2,301,166

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2009 continued

NUMBER OF SHARES		VALUE
	Singapore (a)(0.9%)
	Airlines
7,276	Singapore Airlines Ltd.	$69,723
	Commercial Banks
14,413	DBS Group Holdings Ltd.	131,521
33,093	Oversea-Chinese Banking Corp., Ltd.	177,723
14,508	United Overseas Bank Ltd.	173,387
		482,631
	Distributors
4,031	Jardine Cycle & Carriage Ltd.	65,944
	Diversified Financial Services
10,490	Singapore Exchange Ltd.	59,500
	Diversified Telecommunication Services
92,630	Singapore Telecommunications Ltd.	191,911
	Industrial Conglomerates
20,000	Fraser and Neave Ltd.	54,288
14,000	Keppel Corp., Ltd.	80,335
10,511	SembCorp Industries Ltd.	24,559
		159,182
	Machinery
20,000	Cosco Corp. Singapore Ltd. (b)	15,730
9,400	SembCorp Marine Ltd.	22,866
		38,596
	Marine
8,000	Neptune Orient Lines Ltd. (b)	8,893
	Media
21,350	Singapore Press Holdings Ltd. (b)	58,101
	Real Estate Investment Trusts (REITs)
12,000	Ascendas Real Estate Investment Trust	15,603
10,704	CapitaMall Trust	11,979
		27,582

NUMBER OF SHARES		VALUE
	Real Estate Management & Development
17,000	CapitaLand Ltd.	$49,115
7,462	City Developments Ltd. (b)	51,992
7,683	UOL Group Ltd.	18,227
		119,334
	Road & Rail
26,089	ComfortDelgro Corp., Ltd.	28,266
	Transportation Infrastructure
13,341	Singapore Airport Terminal Services Ltd.	23,208
	Total Singapore	1,332,871
	Spain (a)(3.9%)
	Commercial Banks
54,504	Banco Bilbao Vizcaya Argentaria SA	976,272
15,509	Banco Popular Espanol SA (b)	138,204
131,256	Banco Santander SA	2,112,810
		3,227,286
	Construction & Engineering
1,998	ACS Actividades de Construccion y Servicios SA	96,004
286	Fomento de Construcciones y Contratas SA	11,623
660	Grupo Ferrovial SA (b)	27,309
891	Sacyr Vallehermoso SA	13,431
		148,367
	Diversified Financial Services
2,881	Criteria Caixacorp SA	14,060
	Diversified Telecommunication Services
50,757	Telefonica SA	1,416,723
	Electric Utilities
345	Acciona SA	42,173
38,156	Iberdrola SA (b)	345,941
		388,114

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2009 continued

NUMBER OF SHARES		VALUE
	Gas Utilities
2,121	Gas Natural SDG SA	$42,606
	Information Technology Services
662	Indra Sistemas SA	15,569
	Insurance
10,791	Mapfre SA (b)	46,270
	Machinery
1,271	Zardoya Otis SA	25,534
	Metals & Mining
1,782	Acerinox SA	35,375
	Oil, Gas & Consumable Fuels
12,576	Repsol YPF SA	334,800
	Specialty Retail
1,874	Inditex SA (b)	110,002
	Transportation Infrastructure
3,795	Abertis Infraestructuras SA (b)	80,689
2,457	Cintra Concesiones de Infraestructuras de Transporte SA	25,356
		106,045
	Total Spain	5,910,751
	Sweden (a)(2.3%)
	Building Products
5,299	Assa Abloy AB (B Shares) (b)	94,301
	Commercial Banks
23,031	Nordea Bank AB (b)	251,985
6,815	Svenska Handelsbanken AB (Class A) (b)	179,134
		431,119
	Commercial Services & Supplies
1,600	Securitas AB (Class B)	15,151
	Communications Equipment
52,416	Telefonaktiebolaget LM Ericsson (Class B)	558,839

NUMBER OF SHARES		VALUE
	Construction & Engineering
6,389	Skanska AB (Class B) (b)	$95,454
	Diversified Financial Services
11,998	Investor AB (Class B)	214,750
	Diversified Telecommunication Services
2,733	Tele2 AB (Class B)	40,330
28,889	TeliaSonera AB	193,068
		233,398
	Health Care Equipment & Supplies
4,160	Getinge AB (Class B) (b)	78,493
	Household Durables
4,900	Electrolux AB (Series B) (c)	119,007
4,900	Husqvarna AB (Class B) (b)(c)	31,300
		150,307
	Machinery
4,094	Alfa Laval AB (b)	50,843
17,720	Atlas Copco AB (Class A) (b)	242,148
6,644	Atlas Copco AB (Class B) (b)	80,706
13,745	Sandvik AB (b)	154,938
4,400	SKF AB (Class B)	70,887
9,985	Volvo AB (Class A) (b)	94,130
14,852	Volvo AB (Class B) (b)	142,916
		836,568
	Metals & Mining
3,977	SSAB AB (Class A)	61,875
	Oil, Gas & Consumable Fuels
3,306	Lundin Petroleum AB (b)(c)	28,494
	Paper & Forest Products
1,250	Holmen AB (Class B)	34,272
12,558	Svenska Cellulosa AB (Class B)	174,517
		208,789
	Specialty Retail
6,458	Hennes & Mauritz AB (Class B) (b)	370,531

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2009 continued

NUMBER OF SHARES		VALUE
	Tobacco
4,193	Swedish Match AB (b)	$86,967
	Total Sweden	3,465,036
	Switzerland (a)(7.5%)
	Building Products
694	Geberit AG (Registered Shares)	114,935
	Capital Markets
18,299	Credit Suisse Group AG	977,426
4,924	GAM Holding Ltd.	60,001
4,924	Julius Baer Group Ltd. (e)	185,364
28,830	UBS AG (Registered Shares) (c)	482,797
		1,705,588
	Chemicals
119	Givaudan SA	88,083
4,138	Syngenta AG (Registered Shares)	979,511
		1,067,594
	Computers & Peripherals
3,420	Logitech International SA (Registered Shares) (b)(c)	58,425
	Construction Materials
5,265	Holcim Ltd. (c)	334,237
	Diversified Financial Services
100	Pargesa Holding SA	7,991
	Diversified Telecommunication Services
336	Swisscom AG (Registered Shares)	121,429
	Electrical Equipment
30,648	ABB Ltd. (c)	570,944
	Food Products
60,698	Nestle SA	2,821,547

NUMBER OF SHARES		VALUE
	Health Care Equipment & Supplies
2,730	Nobel Biocare Holding AG (Registered Shares)	$77,453
178	Straumann Holding AG (Registered Shares) (b)	42,943
1,207	Synthes, Inc.	143,235
		263,631
	Insurance
801	Baloise Holding AG	68,611
412	Swiss Life Holding AG (Registered Shares) (c)	49,278
6,517	Swiss Reinsurance Co., Ltd. (Registered Shares)	265,528
1,985	Zurich Financial Services AG (Registered Shares)	454,429
		837,846
	Life Sciences Tools & Services
527	Lonza Group AG (Registered Shares)	41,061
	Machinery
864	Schindler Holding AG	58,968
	Pharmaceuticals
27,660	Novartis AG (Registered Shares)	1,442,835
8,324	Roche Holding AG	1,333,686
		2,776,521
	Professional Services
238	Adecco SA (Registered Shares)	10,640
27	SGS SA (Registered Shares)	36,101
		46,741
	Textiles, Apparel & Luxury Goods
10,988	Compagnie Financiere Richemont SA	307,638
909	Swatch Group AG (The)	211,914

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2009 continued

NUMBER OF SHARES		VALUE
1,148	Swatch Group AG (The) (Registered Shares)	$51,464
		571,016
	Total Switzerland	11,398,474
	Turkey (a)(1.5%)
	Beverages
14,188	Anadolu Efes Biracilik Ve Malt Sanayii	160,826
	Commercial Banks
50,346	Akbank TAS	270,349
103,993	Turkiye Garanti Bankasi	372,782
16,800	Turkiye Halk Bankasi	99,223
61,802	Turkiye Is Bankasi	232,120
41,191	Turkiye Vakiflar Bankasi Tao (c)	99,167
46,238	Yapi ve Kredi Bankasi (c)	94,328
		1,167,969
	Diversified Financial Services
26,672	Haci Omer Sabanci Holding	97,287
	Diversified Telecommunication Services
33,600	Turk Telekomunikasyon	101,589
	Food & Staples Retailing
2,504	BIM Birlesik Magazalar	90,940
	Industrial Conglomerates
23,652	Enka Insaat ve Sanayi	94,739
25,193	KOC Holding (c)	63,514
		158,253
	Metals & Mining
42,020	Eregli Demir ve Celik Fabrikalari TAS (c)	113,174
	Oil, Gas & Consumable Fuels
8,217	Tupras Turkiye Petrol Rafine	140,360
	Wireless Telecommunication Services
40,295	Turkcell Iletisim Hizmet	266,445
	Total Turkey	2,296,843

NUMBER OF SHARES		VALUE
	United Kingdom (a)(16.8%)
	Aerospace & Defense
45,026	BAE Systems PLC	$231,706
17,932	Cobham PLC	64,464
26,590	Rolls-Royce Group PLC (c)	196,355
		492,525
	Airlines
17,649	British Airways PLC (c)	52,383
	Beverages
42,560	Diageo PLC	693,657
6,988	SABMiller PLC	183,511
		877,168
	Capital Markets
11,347	3i Group PLC	48,918
3,014	ICAP PLC	20,071
3,558	Investec PLC	25,491
38,848	Man Group PLC	196,504
3,739	Schroders PLC	67,448
		358,432
	Chemicals
3,138	Johnson Matthey PLC	72,417
	Commercial Banks
86,643	Barclays PLC (c)	453,322
242,007	HSBC Holdings PLC	2,678,111
118,000	Lloyds Banking Group PLC (b)(c)	166,935
231,734	Royal Bank of Scotland Group PLC (c)	158,349
27,556	Standard Chartered PLC	676,673
		4,133,390
	Commercial Services & Supplies
7,769	Aggreko PLC	96,734
4,556	G4S PLC	18,885
1,852	Serco Group PLC	15,342
		130,961
	Construction & Engineering
8,559	Balfour Beatty PLC	37,314

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2009 continued

NUMBER OF SHARES		VALUE
	Containers & Packaging
10,347	Rexam PLC	$47,038
	Diversified Financial Services
869	London Stock Exchange Group PLC (b)	12,100
	Diversified Telecommunication Services
120,827	BT Group PLC	257,960
	Electric Utilities
20,881	Scottish & Southern Energy PLC	369,673
	Energy Equipment & Services
16,416	AMEC PLC	216,672
10,200	Petrofac Ltd.	156,880
		373,552
	Food & Staples Retailing
15,053	J Sainsbury PLC	81,287
81,517	Tesco PLC	543,986
		625,273
	Food Products
16,935	Cadbury PLC	213,320
17,446	Unilever PLC	522,195
		735,515
	Health Care Equipment & Supplies
20,839	Smith & Nephew PLC	184,369
	Hotels, Restaurants & Leisure
2,716	Carnival PLC	84,215
28,993	Compass Group PLC	184,079
5,641	Intercontinental Hotels Group PLC	72,238
9,958	Ladbrokes PLC	19,852
3,327	Whitbread PLC	68,976
		429,360
	Household Durables
1,777	Berkeley Group Holdings PLC (c)	24,801

NUMBER OF SHARES		VALUE
	Household Products
8,184	Reckitt Benckiser Group PLC	$406,911
	Independent Power Producers & Energy Traders
5,345	International Power PLC	22,249
	Industrial Conglomerates
5,409	Smiths Group PLC	79,129
16,372	Tomkins PLC	45,045
		124,174
	Insurance
2,507	Admiral Group PLC	42,145
34,746	Aviva PLC	217,557
37,894	Friends Provident Group PLC	50,747
89,190	Legal & General Group PLC	114,571
74,596	Old Mutual PLC	129,461
33,498	Prudential PLC	303,945
50,760	RSA Insurance Group PLC	100,613
28,501	Standard Life PLC	101,690
		1,060,729
	Internet & Catalog Retail
10,876	Home Retail Group PLC	51,786
	Machinery
8,683	Charter International PLC	98,837
8,961	Invensys PLC	41,495
		140,332
	Media
27,957	British Sky Broadcasting Group PLC	243,730
13,711	Pearson PLC	186,614
18,758	Reed Elsevier PLC	142,233
48,900	WPP PLC	438,533
		1,011,110
	Metals & Mining
10,369	Anglo American PLC (c)	376,658
7,344	Antofagasta PLC	92,900
3,429	BHP Billiton PLC	92,743
7,703	Rio Tinto PLC	339,979
5,525	Xstrata PLC (c)	79,138
		981,418

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2009 continued

NUMBER OF SHARES		VALUE
	Multi-Utilities
40,904	Centrica PLC	$166,149
48,356	National Grid PLC	480,807
2,444	United Utilities Group PLC	17,647
		664,603
	Multiline Retail
17,549	Marks & Spencer Group PLC	98,334
3,214	Next PLC	94,341
		192,675
	Oil, Gas & Consumable Fuels
49,805	BG Group PLC	858,602
287,726	BP PLC	2,709,738
54,701	Royal Dutch Shell PLC (Class A)	1,621,197
40,553	Royal Dutch Shell PLC (Class B)	1,174,733
		6,364,270
	Pharmaceuticals
15,835	AstraZeneca PLC	711,743
59,855	GlaxoSmithKline PLC	1,229,217
		1,940,960
	Professional Services
1,773	Capita Group PLC (The)	22,185
11,626	Experian PLC	106,513
		128,698
	Real Estate Investment Trusts (REITs)
12,620	British Land Co., PLC	97,545
10,112	Hammerson PLC	67,176
11,109	Land Securities Group PLC	120,379
6,556	Liberty International PLC	48,462
10,225	Segro PLC	59,110
		392,672
	Road & Rail
10,380	Firstgroup PLC	63,893
	Software
23,668	Sage Group PLC (The)	82,753

NUMBER OF SHARES		VALUE
	Specialty Retail
16,731	Kingfisher PLC	$61,205
	Textiles, Apparel & Luxury Goods
7,072	Burberry Group PLC	62,291
	Tobacco
21,622	British American Tobacco PLC	690,377
8,638	Imperial Tobacco Group PLC	254,565
		944,942
	Trading Companies & Distributors
5,923	Bunzl PLC	64,489
808	Wolseley PLC (c)	16,335
		80,824
	Water Utilities
7,000	Severn Trent PLC	109,281
	Wireless Telecommunication Services
749,547	Vodafone Group PLC	1,658,371
	Total United Kingdom	25,760,378
	Total Common Stocks (Cost $126,804,222)	129,666,240
	Preferred Stocks (1.8%)
	Brazil (1.6%)
	Commercial Banks
19,874	Banco Bradesco SA	388,770
26,221	Investimentos Itau SA	149,890
21,274	Itau Unibanco Holding SA	404,684
		943,344
	Diversified Telecommunication Services
5,574	Tele Norte Leste Participacoes SA	105,999
	Electric Utilities
10,663	Centrais Eletricas Brasileiras SA	135,588

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2009 continued

NUMBER OF SHARES		VALUE
6,765	Cia Energetica de Minas Gerais	$106,183
		241,771
	Metals & Mining
2,318	Bradespar SA	47,568
6,316	Gerdau SA	95,192
2,899	Metalurgica Gerdau SA	53,237
3,178	Usinas Siderurgicas de Minas Gerais SA	82,986
9,749	Vale SA	219,430
		498,413
	Oil, Gas & Consumable Fuels
32,314	Petroleo Brasileiro SA	640,557
	Total Brazil	2,430,084
	Germany (a)(0.2%)
	Automobiles
1,607	Porsche Automobil Holding SE	122,917
1,213	Volkswagen AG	120,693
		243,610
	Household Products
513	Henkel AG & Co. KGaA	23,266
	Multi-Utilities
230	RWE AG	18,067
	Total Germany	284,943
	Total Preferred Stocks (Cost $2,044,746)	2,715,027

NUMBER OF RIGHTS		VALUE
	Rights (0.0%)
	Belgium (0.0%)
	Diversified Financial Services
25,770	Fortis Group (a)(c)	$0
	Germany (0.0%)
	Hotels, Restaurants & Leisure
1,659	TUI AG (a)(c)	0
	Japan (0.0%)
	Metals & Mining
22,095	Dowa Mining Co. (a)(c)	0
	Spain (0.0%)
	Commercial Banks Non-U.S.
125,363	Banco Santander SA (b)(c)	22,139
	Total Rights (Cost $0)	22,139

NUMBER OF WARRANTS		EXPIRATION DATE
	Warrants (0.0%)
	Italy (0.00%)
	Capital Markets (0.0%)
1,520	Mediobanca SpA (c)	03/18/11	0
	Commercial Banks (0.0%)
1,664	Unione di Banche Italiane ScpA (c)	06/30/11	157
	Total Warrants (Cost $0)		157

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2009 continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investments (22.4%) Securities Held as Collateral on Loaned Securities (11.1%)
	Repurchase Agreements (2.1%)
$1,753	Bank of America (0.08% dated 10/30/09, due 11/02/09; proceeds $1,752,642) fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association 4.50% due 05/25/36 and Federal Home Loan Mortgage Corp. 5.00% due 08/15/34; valued at $1,787,683	$1,752,630
1,500	Deutsche Bank (0.08% dated 10/30/09, due 11/02/09; proceeds $1,500,270) fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association 5.50% - 7.00% due 11/01/28 - 02/01/48, and Federal Home Loan Mortgage Corp. 5.00% - 6.50% due 05/01/37 - 09/01/38; valued at $1,530,265	1,500,260
	Total Repurchase Agreements (Cost $3,252,890)	3,252,890

NUMBER OF SHARES (000)		VALUE
	Investment Company (9.0%)
13,699	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $13,699,071)	$13,699,071
	Total Securities Held as Collateral on Loaned Securities (Cost $16,951,961)	16,951,961
	Investment Company (11.3%)
17,342	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $17,342,038)	17,342,038
	Total Short-Term Investments (Cost $34,293,999)	34,293,999
Total Investments (Cost $163,142,967) (h)(i)	108.9%	166,697,562
Liabilities in Excess of Other Assets	(8.9)	(13,596,039)
Net Assets	100.0%	$153,101,523

  ADR  American Depositary Receipt.

  CDI  CHESS Depositary Interest.

  GDR  Global Depositary Receipt.

  PPS  Price Protected Share.

  REIT  Real Estate Investment Trust.

  SDR  Swedish Depositary Receipt.

  (a)  Securities with a total market value equal to $124,846,728 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available. See Note 2.

  (b)  All or a portion of this security was on loan at October 31, 2009.

  (c)  Non-income producing security.

  (d)  Comprised of securities in separate entities that are traded as a single stapled security.

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2009 continued

  (e)  Security noted was not fair valued in accordance with (a) above.

  (f)  Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

  (g)  Security trades on the Hong Kong exchange.

  (h)  Securities have been designated as collateral in connection with open forward foreign currency and futures contracts.

  (i)  The aggregate cost for federal income tax purposes is $169,477,164. The aggregate gross unrealized appreciation is $19,580,321 and the aggregate gross unrealized depreciation is $22,359,923 resulting in net unrealized depreciation of $2,779,602.

Futures Contracts Open at October 31, 2009:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION
41	Long	DAX Index Future,
		December 2009	$8,150,855	$(327,935)
198	Long	Dow Jones Euro Stoxx 50 Index Future, December 2009	7,943,194	(254,617)
35	Long	H-SHARES Index Future, November 2009	2,872,636	(71,441)
186	Long	SGX CNX NIFTY Index Future, November 2009	1,746,912	(68,582)
		Total Unrealized Depreciation		$(722,575)

Forward Foreign Currency Contracts Open at October 31, 2009:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
	$545,413	AUD	604,852	11/19/09	$(1,966)
	$5,877,352	AUD	6,507,794	11/19/09	(30,229)
	$387,806	CHF	394,517	11/19/09	(3,193)
	$29,967,260	EUR	20,214,685	11/19/09	(219,773)
	$4,175,581	EUR	2,816,742	11/19/09	(30,525)
	$10,101,161	EUR	6,814,013	11/19/09	(73,809)
	$30,439,905	EUR	20,533,651	11/19/09	(223,035)
	$251,026	GBP	158,418	11/19/09	8,942
	$355,189	GBP	224,158	11/19/09	12,659
	$6,081,388	JPY	544,910,594	11/19/09	(27,207)
	$4,139,778	JPY	375,339,146	11/19/09	30,395
EUR	1,375,154		$2,065,000	11/19/09	41,354
AUD	715,273		$652,000	11/19/09	9,342

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2009 continued

CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
JPY	116,245,269	$1,282,042	11/19/09	$(9,491)
EUR	26,990,435	$40,036,801	11/19/09	318,269
JPY	370,214,280	$4,127,157	11/19/09	13,925
GBP	966,141	$1,530,895	11/19/09	(54,566)
EUR	5,306,988	$7,866,814	11/19/09	57,166
EUR	632,609	$937,779	11/19/09	6,846
GBP	1,172,440	$1,857,673	11/19/09	(66,331)
HKD	38,242,976	$4,935,533	11/19/09	504
EUR	550,682	$816,312	11/19/09	5,940
CHF	193,650	$189,000	11/19/09	212
AUD	210,315	$189,000	11/19/09	36
EUR	548,545	$815,000	11/19/09	7,774
JPY	72,656,651	$810,837	11/19/09	3,592
JPY	77,310,102	$862,018	11/19/09	3,071
EUR	3,310,434	$4,907,387	11/19/09	35,825
JPY	285,826,217	$3,189,847	11/19/09	14,200
		Net Unrealized Depreciation		$(170,073)

Currency Abbreviations:

AUD   Australian Dollar.

CHF   Swiss Franc.

EUR   Euro.

GBP   British Pound.

HKD   Hong Kong Dollar.

JPY   Japanese Yen.

See Notes to Financial Statements

Morgan Stanley International Fund

Summary of Investments  ■  October 31, 2009

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Commercial Banks	$19,153,639	12.8%
Investment Company	17,342,038	11.6
Oil, Gas & Consumable Fuels	13,467,915	9.0
Metals & Mining	7,974,167	5.3
Pharmaceuticals	7,578,137	5.1
Food Products	5,455,948	3.6
Chemicals	5,306,108	3.5
Insurance	4,805,126	3.2
Automobiles	4,749,685	3.2
Diversified Telecommunication Services	4,615,757	3.1
Machinery	3,273,483	2.2
Capital Markets	3,185,532	2.1
Real Estate Management & Development	3,163,865	2.1
Electric Utilities	2,811,537	1.9
Food & Staples Retailing	2,474,769	1.7
Wireless Telecommunication Services	2,429,306	1.6
Industrial Conglomerates	2,350,237	1.6
Beverages	2,024,324	1.4
Electronic Equipment, Instruments & Components	1,892,061	1.3
Energy Equipment & Services	1,886,365	1.3
Household Durables	1,848,597	1.2
Media	1,784,969	1.2
Electrical Equipment	1,637,470	1.1
Multi-Utilities	1,528,746	1.0
Diversified Financial Services	1,503,777	1.0
Trading Companies & Distributors	1,503,725	1.0
Communications Equipment	1,336,332	0.9
Road & Rail	1,241,344	0.8
Textiles, Apparel & Luxury Goods	1,233,361	0.8
Tobacco	1,201,933	0.8
Real Estate Investment Trusts (REITs)	1,200,906	0.8
Construction & Engineering	1,184,845	0.8
Specialty Retail	1,099,792	0.7

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Software	$1,091,229	0.7%
Office Electronics	967,785	0.7
Auto Components	887,123	0.6
Health Care Equipment & Supplies	884,861	0.6
Hotels, Restaurants & Leisure	842,194	0.6
Building Products	776,210	0.5
Household Products	772,553	0.5
Construction Materials	765,871	0.5
Multiline Retail	748,129	0.5
Computers & Peripherals	704,780	0.5
Distributors	666,640	0.5
Semiconductors & Semiconductor Equipment	663,040	0.4
Aerospace & Defense	626,993	0.4
Commercial Services & Supplies	555,626	0.4
Paper & Forest Products	535,890	0.4
Air Freight & Logistics	446,245	0.3
Information Technology Services	391,298	0.3
Gas Utilities	359,030	0.2
Marine	300,704	0.2
Transportation Infrastructure	293,709	0.2
Personal Products	282,672	0.2
Oil Company-Integrated	273,220	0.2
Containers & Packaging	218,941	0.2
Leisure Equipment & Products	210,769	0.1
Airlines	200,402	0.1
Professional Services	190,460	0.1
Commercial Banks Non-U.S. .	151,015	0.1
Health Care Providers & Services	116,380	0.1
Water Utilities	109,281	0.1
Internet Software & Services	96,923	0.1
Gold Mining	81,123	0.1
Biotechnology	62,690	0.0

See Notes to Financial Statements

Morgan Stanley International Fund

Summary of Investments  ■  October 31, 2009 continued

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Diversified Consumer Services	60,050		0.0
Internet & Catalog Retail	51,786		0.0
Consumer Finance	50,873		0.0
Life Sciences Tools & Services	41,061		0.0
Independent Power Producers & Energy Traders	22,249		0.0
	$149,745,601	^	100.0%

  ^  Does not include open long futures contracts with underlying face amount of $20,713,597 and total unrealized depreciation of $722,575 and open forward foreign currency contracts with net unrealized depreciation of $170,073. Also does not reflect the value of securities held as collateral on loaned securities.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Statements

Statement of Assets and Liabilities

October 31, 2009

Assets:
Investments in securities, at value (cost $130,784,585) (Including $15,829,998 for securities loaned)	$134,966,434
Investment in affiliates, at value (cost $32,358,382)	31,731,128
Unrealized appreciation on open forward foreign currency contracts	570,052
Cash (including $1,920,937 in foreign currency, at value with a cost of $1,918,572 and $2,232,174 in segregation)	4,153,111
Receivable for:
Dividends	311,303
Foreign withholding taxes reclaimed	236,802
Shares of beneficial interest sold	160,313
Dividends from affiliates	11,714
Prepaid expenses and other assets	29,473
Total Assets	172,170,330
Liabilities:
Collateral on securities loaned at value	16,951,961
Unrealized depreciation on open forward foreign currency contracts	740,125
Payable for:
Shares of beneficial interest redeemed	544,437
Variation margin	477,023
Investment advisory fee	84,453
Investments purchased	60,608
Distribution fee	59,517
Transfer agent fee	23,662
Administration fee	10,821
Accrued expenses and other payables	116,200
Total Liabilities	19,068,807
Net Assets	$153,101,523
Composition of Net Assets:
Paid-in-capital	$179,183,164
Net unrealized appreciation	2,690,504
Accumulated undistributed net investment income	2,744,028
Accumulated net realized loss	(31,516,173)
Net Assets	$153,101,523
Class A Shares:
Net Assets	$113,445,973
Shares Outstanding (unlimited shares authorized, $.01 par value)	10,025,751
Net Asset Value Per Share	$11.32
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$11.95
Class B Shares:
Net Assets	$21,246,573
Shares Outstanding (unlimited shares authorized, $.01 par value)	1,912,277
Net Asset Value Per Share	$11.11
Class C Shares:
Net Assets	$17,507,236
Shares Outstanding (unlimited shares authorized, $.01 par value)	1,589,203
Net Asset Value Per Share	$11.02
Class I Shares:
Net Assets	$733,387
Shares Outstanding (unlimited shares authorized, $.01 par value)	64,324
Net Asset Value Per Share	$11.40
Class R Shares:
Net Assets	$82,701
Shares Outstanding (unlimited shares authorized, $.01 par value)	7,339
Net Asset Value Per Share	$11.27
Class W Shares:
Net Assets	$85,653
Shares Outstanding (unlimited shares authorized, $.01 par value)	7,583
Net Asset Value Per Share	$11.30

Statement of Operations

For the year ended October 31, 2009

Net Investment Income: Income
Dividends (net of $477,077 foreign withholding tax)	$3,967,088
Income from securities loaned - net	206,091
Dividends from affiliates (net of $1,229 foreign withholding tax)	57,382
Interest	1,410
Total Income	4,231,971
Expenses
Investment advisory fee	920,875
Distribution fee (Class A shares)	254,548
Distribution fee (Class B shares)	229,717
Distribution fee (Class C shares)	157,388
Distribution fee (Class R shares)	340
Distribution fee (Class W shares)	237
Transfer agent fees and expenses	351,708
Custodian fees	229,363
Professional fees	117,901
Administration fee	113,339
Shareholder reports and notices	108,526
Registration fees	66,856
Trustees' fees and expenses	7,211
Other	136,164
Total Expenses	2,694,173
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(9,404)
Net Expenses	2,684,769
Net Investment Income	1,547,202
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	(18,112,234)
Investments in affiliate	(807,097)
Futures contracts	1,457,251
Forward foreign currency contracts	84,299
Foreign currency translation	149,197
Net Realized Loss	(17,228,584)
Change in Unrealized Appreciation/ Depreciation on:
Investments	42,824,949
Investments in affiliate	(627,254)
Futures contracts	(761,489)
Forward foreign currency contracts	804,279
Foreign currency translation	24,178
Net Change in Unrealized Appreciation/Depreciation	42,264,663
Net Gain	25,036,079
Net Increase	$26,583,281

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED OCTOBER 31, 2009	FOR THE YEAR ENDED OCTOBER 31, 2008
Increase (Decrease) in Net Assets: Operations:
Net investment income	$1,547,202	$4,046,690
Net realized gain (loss)	(17,228,584)	15,466,810
Net change in unrealized appreciation/depreciation	42,264,663	(162,790,187)
Net Increase (Decrease)	26,583,281	(143,276,687)
Dividends to Shareholders from Net Investment Income:
Class A shares	—	(3,252,306)
Class B shares	—	(620,256)
Class C shares	—	(403,193)
Class I shares	—	(405,123)
Total Dividends	—	(4,680,878)
Net decrease from transactions in shares of beneficial interest	(35,161,464)	(43,013,851)
Net Decrease	(8,578,183)	(190,971,416)
Net Assets:
Beginning of period	161,679,706	352,651,122
End of Period (Including accumulated undistributed net investment income of $2,744,028 and $898,948, respectively)	$153,101,523	$161,679,706

See Notes to Financial Statements

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2009

1. Organization and Accounting Policies

Morgan Stanley International Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on October 23, 1998 and commenced operations June 28, 1999. On March 31, 2008, the Fund commenced offering Class R and Class W shares.

The Fund offers Class A shares, Class B shares, Class C shares, Class I shares, Class R shares and Class W shares. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares, Class R shares, and Class W shares are not subject to a sales charge. Additionally, Class A shares, Class B shares, Class C shares, Class R shares and Class W shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, Class I shares, Class R shares and Class W shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2009 continued

Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (8) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Futures — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2009 continued

E. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on forward contracts and foreign currency translations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency translation gains or losses. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended October 31, 2009, remains subject to examination by taxing authorities.

G. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2009 continued

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at October 31, 2009 were $15,829,998 and $17,013,271, respectively. The Fund received cash collateral of $16,953,652, of which $16,951,961 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of October 31, 2009, there was uninvested cash of $1,691. The remaining collateral of $59,619 was received in the form of U.S. Government obligations, which the fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

J. Subsequent Events — The Fund considers events or transactions that occur after the date of the Statement of Assets and Liabilities but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated through December 28, 2009, the date of issuance of these financial statements.

2. Fair Valuation Measurements

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2009 continued

of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund's investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT OCTOBER 31, 2009 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets:
Common Stocks
Aerospace & Defense	$626,993	$33,135	$593,858	—
Airlines	200,402	—	200,402	—
Air Freight & Logistics	446,245	—	446,245	—
Auto Components	887,123	—	887,123	—
Automobiles	4,506,075	—	4,506,075	—
Beverages	2,024,324	20	2,024,304	—
Biotechnology	62,690	—	62,690	—
Building Products	776,210	—	776,210	—
Capital Markets	3,185,532	185,364	3,000,168	—
Chemicals	5,306,108	—	5,306,108	—
Commercial Banks	18,210,138	227,351	17,982,787	—
Commercial Banks Non U.S.	128,876	—	128,876	—
Commercial Services & Supplies	555,626	—	555,626	—
Communications Equipment	1,336,332	—	1,336,332	—
Computers & Peripherals	704,780	—	704,780	—

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2009 continued

		FAIR VALUE MEASUREMENTS AT OCTOBER 31, 2009 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Construction & Engineering	$1,184,845	—	$1,184,845	—
Construction Materials	765,871	—	765,871	—
Consumer Finance	50,873	—	50,873	—
Containers & Packaging	218,941	—	218,941	—
Distributors	666,640	—	666,640	—
Diversified Consumer Services	60,050		60,050	—
Diversified Financial Services	1,503,777	$97,934	1,405,843	—
Diversified Telecommunication Services	4,509,758	109,373	4,400,385	—
Electric Utilities	2,569,766	—	2,569,766	—
Electrical Equipment	1,637,470	—	1,637,470	—
Electronic Equipment, Instruments & Components	1,892,061		1,892,061	—
Energy Equipment & Services	1,886,365	—	1,886,365	—
Food & Staples Retailing	2,474,769	274,930	2,199,839	—
Food Products	5,455,948	401,719	5,054,229	—
Gas Utilities	359,030	—	359,030	—
Gold Mining	81,123	—	81,123	—
Health Care Equipment & Supplies	884,861	—	884,861	—
Health Care Providers & Services	116,380	—	116,380	—
Hotels, Restaurants & Leisure	842,194	—	842,194	—
Household Durables	1,848,597	472,146	1,376,451	—
Household Products	749,287	—	749,287	—
Independent Power Producers & Energy Traders	22,249	—	22,249	—
Industrial Conglomerates	2,350,237	—	2,350,237	—
Information Technology Services	391,298	61,655	329,643	—
Insurance	4,805,126	—	4,805,126	—
Internet & Catalog Retail	51,786	—	51,786	—
Internet Software & Services	96,923	—	96,923	—
Life Sciences Tools & Services	41,061	—	41,061	—
Leisure Equipment & Products	210,769	—	210,769	—
Machinery	3,273,483	—	3,273,483	—
Marine	300,704	—	300,704	—
Media	1,784,969	6,076	1,778,893	—
Metals & Mining	7,475,754	346,798	7,128,956	—
Multi-Utilities	1,510,679	—	1,510,679	—
Multiline Retail	748,129	260,354	487,775	—
Office Electronics	967,785	—	967,785	—
Oil Company — Integrated	273,220	—	273,220	—
Oil, Gas & Consumable Fuels	12,827,358	531,080	12,296,278	—
Paper & Forest Products	535,890	—	535,890	—

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2009 continued

		FAIR VALUE MEASUREMENTS AT OCTOBER 31, 2009 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Personal Products	$282,672	—	$282,672	—
Pharmaceuticals	7,578,137	—	7,578,137	—
Professional Services	190,460	—	190,460	—
Real Estate Investment Trusts	1,200,906	—	1,200,906	—
Real Estate Management & Development	3,163,865	—	3,163,865	—
Road & Rail	1,241,344	$93,951	1,147,393	—
Semiconductors & Semiconductor Equipment	663,040	—	663,040	—
Software	1,091,229	—	1,091,229	—
Specialty Retail	1,099,792	—	1,099,792	—
Textiles, Apparel & Luxury Goods	1,233,361	—	1,233,361	—
Tobacco	1,201,933	—	1,201,933	—
Trading Companies & Distributors	1,503,725	—	1,503,725	—
Transportation Infrastructure	293,709	—	293,709	—
Water Utilities	109,281	—	109,281	—
Wireless Telecommunication Services	2,429,306	104,190	2,325,116	—
Total Common Stocks	129,666,240	3,206,076	126,460,164	—
Preferred Stock	2,715,027	2,430,084	284,943	—
Rights	22,139	22,139	—	0
Warrants	157	157	—	—
Short-Term Investments
Investment Company	31,041,109	31,041,109	—	—
Repurchase Agreements	3,252,890	—	3,252,890	—
Total Short-Term Investments	34,293,999	31,041,109	3,252,890	—
Forward Foreign Currency Contracts	570,052	—	570,052	—
Total	$167,267,614	$36,699,565	$130,568,049	0
Liabilities:
Forward Foreign Currency Contracts	$(740,125)	—	$(740,125)	—
Futures	(722,575)	(722,575)		—
Total	$(1,462,700)	$(722,575)	$(740,125)	—

The Fund held three level 3 securities with a value of $0 for the entire period.

3. Derivative Financial Instruments

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2009 continued

The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the Fund's foreign currency exposure or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Summarized below is a specific type of derivative financial instrument used by the Fund.

Futures To hedge against adverse interest rate, foreign currency and market risks, the Fund may enter into interest rate, currency and index futures contracts ("futures contracts"). These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Transactions in futures contracts for the year ended October 31, 2009, were as follows:

NUMBER OF CONTRACTS
Futures, outstanding at beginning of the period	229
Futures opened	3,433
Futures closed	(3,202)
Futures, outstanding at end of the period	460

Forward Foreign Currency Contracts The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

During the year ended October 31, 2009, the cost of purchases and the proceeds from sales of forward foreign currency contracts were $283,816,799 and $279,718,230, respectively.

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2009 continued

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of October 31, 2009.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES BALANCE SHEET LOCATION	FAIR VALUE		LIABILITY DERIVATIVES BALANCE SHEET LOCATION	FAIR VALUE
Foreign Exchange Risk	Unrealized appreciation on open forward foreign currency contracts	$570,052		Unrealized depreciation on open forward foreign currency contracts	$(740,125)
Equity Risk	Variation margin	—	†	Variation margin	(722,575)†
Total		$570,052			$(1,462,700)

†  Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the year ended October 31, 2009.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	FORWARD FOREIGN CURRENCY
Foreign Exchange Risk	—	$84,299
Equity Risk	$1,457,251	—
Total	$1,457,251	$84,299

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	FORWARD FOREIGN CURRENCY
Foreign Exchange Risk	—	$804,279
Equity Risk	$(761,489)	—
Total	$(761,489)	$804,279

4. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.65% to the portion of the daily net assets not exceeding $1 billion and 0.60% to the portion of the daily net assets exceeding $1 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2009 continued

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the average daily net assets of Class B shares; (iii) Class C — up to 1.0% of the average daily net assets of Class C shares; (iv) Class R — up to 0.50% of the average daily net assets of Class R shares; and (v) Class W — up to 0.35% of the average daily net assets of Class W shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $17,968,254 at October 31, 2009.

In the case of Class A, Class C, Class R and Class W shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 1.00%, 0.50% or 0.35% of the average daily net assets of Class A, Class C, Class R or Class W shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended October 31, 2009, the distribution fee was accrued for Class A, Class C, Class R and Class W shares at the annual rate of 0.25%, 1.00%, 0.50% or 0.35%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2009, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $2,314 $40,423 and $2,877, respectively and received $18,866 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2009 continued

6. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the year ended October 31, 2009, advisory fees paid were reduced by $9,404 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are included in "dividends from affiliates" in the Statement of Operations and totaled $41,052 for year ended October 31, 2009. During the year ended October 31, 2009, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $58,449,061 and $56,651,561, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2009 aggregated $47,977,439 and $87,004,870, respectively.

For the year ended October 31, 2009, the Fund had transactions with Mitsubishi UFJ Financial Group, Inc., an affiliate of the Investment Adviser, Administrator and Distributor:

	PURCHASES	SALES	NET REALIZED LOSS	INCOME	VALUE
Mitsubishi UFJ Financial Group, Inc.	—	$670,120	$(807,097)	$16,330	$690,019

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2009 continued

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED OCTOBER 31, 2009		FOR THE YEAR ENDED OCTOBER 31, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,563,352	$14,659,765	1,856,307	$26,102,984
Conversion from Class B	83,267	796,024	946,937	14,002,051
Reinvestment of dividends	—	—	193,424	2,970,999
Redeemed	(2,884,586)	(26,795,544)	(3,127,917)	(41,637,171)
Net decrease — Class A	(1,237,967)	(11,339,755)	(131,249)	1,438,863
CLASS B SHARES
Sold	165,568	1,530,130	587,224	8,741,208
Conversion to Class A	(84,474)	(796,024)	(953,850)	(14,002,051)
Reinvestment of dividends	—	—	35,376	540,896
Redeemed	(1,453,703)	(13,055,070)	(2,353,773)	(31,431,192)
Net decrease — Class B	(1,372,609)	(12,320,964)	(2,685,023)	(36,151,139)
CLASS C SHARES
Sold	159,215	1,425,797	169,988	2,437,002
Reinvestment of dividends	—	—	24,520	371,732
Redeemed	(398,485)	(3,544,619)	(596,305)	(7,952,119)
Net decrease — Class C	(239,270)	(2,118,822)	(401,797)	(5,143,385)
CLASS I SHARES
Sold	7,872	77,663	33,461	425,230
Reinvestment of dividends	—	—	22,722	349,696
Redeemed	(1,024,517)	(9,468,540)	(321,825)	(4,133,122)
Net decrease — Class I	(1,016,645)	(9,390,877)	(265,642)	(3,358,196)
CLASS R SHARES
Sold	267	2,964	7,072	100,003
Net increase — Class R	267	2,964	7,072 @@@	100,003 @@@
CLASS W SHARES
Sold	511	5,990	7,072	100,003
Net increase — Class W	511	5,990	7,072 @@@	100,003 @@@
Net decrease in Fund	(3,865,713)	$(35,161,464)	(3,469,567)	$(43,013,851)

@@@  For the period March 31, 2008 (the date shares were first issued) through October 31, 2008.

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2009 continued

8. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent. For the year ended October 31, 2009, the Fund did not have an expense offset.

9. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

At October 31, 2009, investments in securities of issuers in Japan and the United Kingdom represented 18.7% and 16.8%, respectively, of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these countries.

At October 31, 2009, the Fund's cash balance consisted principally of interest bearing deposits with State Street, the Fund's custodian.

10. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED OCTOBER 31, 2009	FOR THE YEAR ENDED OCTOBER 31, 2008
Ordinary income	—	$4,680,878

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2009 continued

As of October 31, 2009, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income	$2,728,277
Undistributed long-term gains	—
Net accumulated earnings	2,728,277
Foreign tax credit pass-through	244,563
Capital loss carryforward	(25,297,322)
Temporary differences	(284,045)
Net unrealized depreciation	(3,473,114)
Total accumulated losses	$(26,081,641)

As of October 31, 2009, the Fund had a net capital loss carryforward of $25,297,322, to offset future capital gains to the extent provided by regulations, which will expire according to the following schedule:

AMOUNT	EXPIRATION
$10,734,216	October 31, 2011
14,563,106	October 31, 2017

As of October 31, 2009, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of open forward foreign currency exchange contracts and passive foreign investment companies ("PFICs"), foreign tax credit pass-through and capital loss deferrals on wash sales.

Permanent differences, primarily due to foreign currency gains and tax adjustments on PFICs sold by the Fund, resulted in the following reclassifications among the Fund's components of net assets at October 31, 2009:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$297,878	$(268,274)	$(29,604)

Morgan Stanley International Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED OCTOBER 31,
	2009		2008		2007		2006		2005
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.29		$16.94		$13.14		$10.70		$9.19
Income (loss) from investment operations:
Net investment income(1)	0.12		0.24		0.15		0.14		0.13
Net realized and unrealized gain (loss)	1.91		(7.61)		3.86		2.52		1.50
Total income (loss) from investment operations	2.03		(7.37)		4.01		2.66		1.63
Less dividends from net investment income	–		(0.28)		(0.21)		(0.22)		(0.12)
Net asset value, end of period	$11.32		$9.29		$16.94		$13.14		$10.70
Total Return(2)	21.85%		(44.19)%		31.03%		25.21%		17.65%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.69	%(4)	1.36	%(4)	1.33	%(4)(5)	1.30	%(5)	1.30%
Net investment income	1.30	%(4)	1.71	%(4)	1.18	%(4)(5)	1.18	%(5)	1.27%
Rebate from Morgan Stanley affiliate	0.01%		0.01%		0.00	%(6)	–		–
Supplemental Data:
Net assets, end of period, in thousands	$113,446		$104,619		$193,043		$143,730		$115,680
Portfolio turnover rate	36%		31%		22%		13%		22%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  If the Fund had borne all expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2007	1.34%	1.17%
October 31, 2006	1.32	1.16

  (6)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2009		2008		2007		2006		2005
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.19		$16.69		$12.97		$10.55		$9.06
Income (loss) from investment operations:
Net investment income(1)	0.05		0.13		0.08		0.05		0.05
Net realized and unrealized gain (loss)	1.87		(7.53)		3.75		2.49		1.48
Total income (loss) from investment operations	1.92		(7.40)		3.83		2.54		1.53
Less dividends from net investment income	–		(0.10)		(0.11)		(0.12)		(0.04)
Net asset value, end of period	$11.11		$9.19		$16.69		$12.97		$10.55
Total Return(2)	20.89%		(44.49)%		29.58%		24.28%		16.88%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.44	%(4)	2.10	%(4)	2.08	%(4)(5)	2.05	%(5)	2.05%
Net investment income	0.55	%(4)	0.90	%(4)	0.43	%(4)(5)	0.43	%(5)	0.52%
Rebate from Morgan Stanley affiliate	0.01%		0.01%		0.00	%(6)	–		–
Supplemental Data:
Net assets, end of period, in thousands	$21,247		$30,185		$99,635		$166,184		$163,974
Portfolio turnover rate	36%		31%		22%		13%		22%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  If the Fund had borne all expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2007	2.09%	0.42%
October 31, 2006	2.07	0.41

  (6)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2009		2008		2007		2006		2005
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.11		$16.63		$12.94		$10.54		$9.06
Income (loss) from investment operations:
Net investment income(1)	0.05		0.13		0.06		0.06		0.05
Net realized and unrealized gain (loss)	1.86		(7.47)		3.76		2.48		1.47
Total income (loss) from investment operations	1.91		(7.34)		3.82		2.54		1.52
Less dividends from net investment income	–		(0.18)		(0.13)		(0.14)		(0.04)
Net asset value, end of period	$11.02		$9.11		$16.63		$12.94		$10.54
Total Return(2)	20.97%		(44.50)%		29.58%		24.34%		16.81%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.44	%(4)	2.07	%(4)	2.08	%(4)(5)	2.04	%(5)	2.05%
Net investment income	0.55	%(4)	0.96	%(4)	0.43	%(4)(5)	0.44	%(5)	0.52%
Rebate from Morgan Stanley affiliate	0.01%		0.01%		0.00	%(6)	–		–
Supplemental Data:
Net assets, end of period, in thousands	$17,507		$16,660		$37,085		$30,552		$22,856
Portfolio turnover rate	36%		31%		22%		13%		22%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  If the Fund had borne all expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2007	2.09%	0.42%
October 31, 2006	2.06	0.42

  (6)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2009		2008		2007		2006		2005
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.33		$17.00		$13.23		$10.76		$9.24
Income (loss) from investment operations:
Net investment income(1)	0.16		0.27		0.21		0.15		0.15
Net realized and unrealized gain (loss)	1.91		(7.64)		3.83		2.57		1.51
Total income (loss) from investment operations	2.07		(7.37)		4.04		2.72		1.66
Less dividends from net investment income	–		(0.30)		(0.27)		(0.25)		(0.14)
Net asset value, end of period	$11.40		$9.33		$17.00		$13.23		$10.76
Total Return(2)	22.19%		(44.16)%		31.33%		25.61%		18.03%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.44	%(4)	1.10	%(4)	1.08	%(4)(5)	1.05	%(5)	1.05%
Net investment income	1.55	%(4)	1.95	%(4)	1.43	%(4)(5)	1.43	%(5)	1.52%
Rebate from Morgan Stanley affiliate	0.01%		0.01%		0.00	%(6)	–		–
Supplemental Data:
Net assets, end of period, in thousands	$733		$10,085		$22,888		$22,974		$134,631
Portfolio turnover rate	36%		31%		22%		13%		22%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

(5)  If the Fund had borne all expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2007	1.09%	1.42%
October 31, 2006	1.07	1.41

(6)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31, 2009		FOR THE PERIOD MARCH 31, 2008@@@ THROUGH OCTOBER 31, 2008
Class R Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.28		$14.14
Income (loss) from investment operations:
Net investment income(1)	0.10		0.15
Net realized and unrealized gain (loss)	1.89		(5.01)
Total income (loss) from investment operations	1.99		(4.86)
Net asset value, end of period	$11.27		$9.28
Total Return(2)	21.57%		(34.44	)%(5)
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.94	%(4)	1.62	%(4)(6)
Net investment income	1.05	%(4)	1.96	%(4)(6)
Rebate from Morgan Stanley affiliate	0.01%		0.01	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$83		$66
Portfolio turnover rate	36%		31%

@@@  The date shares were first issued.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  Not annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31, 2009		FOR THE PERIOD MARCH 31, 2008@@@ THROUGH OCTOBER 31, 2008
Class W Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.28		$14.14
Income (loss) from investment operations:
Net investment income(1)	0.11		0.16
Net realized and unrealized gain (loss)	1.91		(5.02)
Total income (loss) from investment operations	2.02		(4.86)
Net asset value, end of period	$11.30		$9.28
Total Return(2)	21.77%		(34.37	)%(5)
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.79	%(4)	1.47	%(4)(6)
Net investment income	1.20	%(4)	2.11	%(4)(6)
Rebate from Morgan Stanley affiliate	0.01%		0.01	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$86		$66
Portfolio turnover rate	36%		31%

@@@  The date shares were first issued.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  Not annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley International Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley International Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley International Fund (the "Fund"), including the portfolio of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley International Fund as of October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
December 28, 2009

Morgan Stanley International Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our privacy policy ("Policy") annually.

This Policy applies to current and former individual clients of Morgan Stanley Distributors Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies ("affiliated companies"). It also discloses how you may limit our affiliates' use of shared information for marketing purposes. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources. For example:

■  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

■  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

■  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

■  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

Morgan Stanley International Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

■  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to non-affiliated third parties.

A. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive

Morgan Stanley International Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing of Certain Personal Information About You With Our Affiliated Companies for Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies — such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by Our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for "eligibility purposes" and for our affiliated companies' use in marketing products and services to you as described in this notice, you may do so by:

•  Calling us at (800) 869-6397
Monday–Friday between 8a.m. and 8p.m. (EST)

•  Writing to us at the following address:
Morgan Stanley Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Morgan Stanley International Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies' products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

Special Notice To Residents Of Vermont
This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other affiliated companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Morgan Stanley International Fund

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (64) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (since February 2007); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) through November 2008; retired as Admiral, U.S. Navy in January 2005 after serving over 8 years as Director of the Naval Nuclear Propulsion Program and Deputy Administrator — Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; Awarded the Officer de l'Orde National du Mérite by the French Government.	168	Director of the Armed Services YMCA of the USA; member, BP America External Advisory Council (energy); member, National Academy of Engineers.

Michael Bozic (68) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Compliance and Insurance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	170	Director of various business organizations.

Morgan Stanley International Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Kathleen A. Dennis (56) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	168	Director of various non-profit organizations.

Dr. Manuel H. Johnson (60) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006), Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	170	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (67) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	171	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

Morgan Stanley International Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Michael F. Klein (50) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	168	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (73) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	170	None.

Morgan Stanley International Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
W. Allen Reed (62)† c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	168	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

Fergus Reid (77) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since June 1992).	171	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (61) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	169	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").

  **  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

  †  For the period September 26, 2008 through February 5, 2009, W. Allen Reed was an Interested Trustee. At all other times covered by this report, Mr. Reed was an Independent Trustee.

Morgan Stanley International Fund

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Randy Takian (35) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	Since September 2008	President and Principal Executive Officer (since September 2008) of funds in the Fund Complex; President and Chief Executive Officer of Morgan Stanley Services Company Inc. (since September 2008). President of the Investment Adviser (since July 2008). Head of the Retail and Intermediary business within Morgan Stanley Investment Management (since July 2008). Head of Liquidity and Bank Trust business (since July 2008) and the Latin American franchise (since July 2008) at Morgan Stanley Investment Management. Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly Head of Strategy and Product Development for the Alternatives Group and Senior Loan Investment Management. Formerly with Bank of America (July 1996-March 2006), most recently as Head of the Strategy, Mergers and Acquisitions team for Global Wealth and Investment Management.

Kevin Klingert (47) 522 Fifth Avenue New York, NY 10036	Vice President	Since June 2008	Head, Chief Operating Officer and acting Chief Investment Officer of the Global Fixed Income Group of Morgan Stanley Investment Management Inc. and the Investment Adviser (since April 2008). Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management (since December 2007). Managing Director of Morgan Stanley Investment Management Inc. and the Investment Adviser (since December 2007). Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock (October 1991 to January 2007).

Carsten Otto (46) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007) and Chief Compliance Officer of the Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (43) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director and Secretary of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and Institutional Funds (since December 1997).

Morgan Stanley International Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (44) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003).

Mary E. Mullin (42) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and Institutional Funds (since June 1999).

* This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

2009 Federal Tax Notice (unaudited)
For Federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended October 31, 2009. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of $3,165,565 as taxable at this lower rate.
During the taxable year ended October 31, 2009, the Fund intends to pass through foreign tax credits of $244,563, and has derived net income of $1,362,668 from sources within foreign countries.
In January, the Fund provides tax information to shareholders for the preceding calendar year.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2009 Morgan Stanley

INLANN
IU09-05415P-Y10/09

INVESTMENT MANAGEMENT

Morgan Stanley
International Fund

Annual Report

October 31, 2009

Item 2.  Code of Ethics.

(a)                                  The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)                                 No information need be disclosed pursuant to this paragraph.

(c)                                  Not applicable.

(d)                                 Not applicable.

(e)                                  Not applicable.

(f)

(1)                                  The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)                                  Not applicable.

(3)                                  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2009

	Registrant		Covered Entities(1)
Audit Fees	$39,400		N/A

Non-Audit Fees
Audit-Related Fees	$—	(2)	$6,909,000	(2)
Tax Fees	$7,522	(3)	$1,013,000	(4)
All Other Fees	$		$
Total Non-Audit Fees	$7,522		$7,922,000

Total	$46,922		$7,922,000

2008

	Registrant		Covered Entities(1)
Audit Fees	$39,725		N/A

Non-Audit Fees
Audit-Related Fees	$—	(2)	$6,418,000	(2)
Tax Fees	$7,797	(3)	$881,000	(4)
All Other Fees	$			$(5)
Total Non-Audit Fees	$7,797		$7,299,000

Total	$47,522		$7,299,000

N/A- Not applicable, as not required by Item 4.

(1)        Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)        Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)        Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)        Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)        All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)                                  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)    See table above.

(h)    The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)          The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)  The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b)  A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
December 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
December 17, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 17, 2009